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[PHOTO]



INVEST FOR GROWTH
       OPPORTUNITIES . . .




                                                   FORTIS
                                                   STOCK FUNDS
                                                   SEMI-ANNUAL REPORT
                                                   FEBRUARY 28, 1997

CONTENTS

LETTER TO SHAREHOLDERS                                         1
SCHEDULE OF INVESTMENTS
   FORTIS ASSET ALLOCATION PORTFOLIO                          10
   FORTIS VALUE FUND                                          16
   FORTIS GROWTH AND INCOME FUND                              18
   FORTIS CAPITAL FUND                                        20
   FORTIS FIDUCIARY FUND                                      22
   FORTIS GROWTH FUND                                         24
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      26

STATEMENTS OF ASSETS AND LIABILITIES                          28

STATEMENTS OF OPERATIONS                                      30

STATEMENTS OF CHANGES IN NET ASSETS
   FORTIS ASSET ALLOCATION PORTFOLIO                          32
   FORTIS VALUE FUND                                          33
   FORTIS GROWTH AND INCOME FUND                              34
   FORTIS CAPITAL FUND                                        35
   FORTIS FIDUCIARY FUND                                      36
   FORTIS GROWTH FUND                                         37
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      38

NOTES TO FINANCIAL STATEMENTS                                 39

BOARD OF DIRECTORS & OFFICERS                                 47

PRODUCTS & SERVICES                                           48

TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1997

                                                  CLASS A       CLASS B       CLASS C       CLASS H       CLASS Z
                                                 ---------     ---------     ---------     ---------     ---------
FORTIS ASSET ALLOCATION
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  16.48      $  16.40      $  16.35      $  16.39      $     --
  End of period..............................    $  17.14      $  17.05      $  16.99      $  17.04      $     --
TOTAL RETURN                                        11.39%        11.11%        11.08%        11.12%           --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   0.23      $  0.188      $  0.188      $  0.188      $     --
  From net realized gains on investments.....    $   0.95      $   0.95      $   0.95      $   0.95      $     --

FORTIS VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  10.75      $  10.70      $  10.70      $  10.70      $     --
  End of period..............................    $  12.26      $  12.20      $  12.20      $  12.20      $     --
TOTAL RETURN                                        16.76%        16.40%        16.40%        16.40%           --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $  0.059      $  0.025      $  0.025      $  0.025      $     --
  From net realized gains on investments.....    $  0.214      $  0.214      $  0.214      $  0.214      $     --

FORTIS GROWTH AND INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  10.35      $  10.32      $  10.33      $  10.33      $     --
  End of period..............................    $  12.09      $  12.05      $  12.06      $  12.06      $     --
TOTAL RETURN                                        18.44%        18.04%        18.03%        18.03%           --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $  0.053      $   0.02      $   0.02      $   0.02      $     --
  From net realized gains on investments.....    $  0.103      $  0.103      $  0.103      $  0.103      $     --

FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  21.89      $  21.69      $  21.68      $  21.69      $     --
  End of period..............................    $  22.03      $  21.73      $  21.72      $  21.73      $     --
TOTAL RETURN                                        13.46%        13.05%        13.06%        13.06%           --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   0.0114    $     --      $     --      $     --      $     --
  From net realized gains on investments.....    $   2.73      $   2.73      $   2.73      $   2.73      $     --

FORTIS FIDUCIARY FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  36.75      $  36.26      $  36.32      $  36.26      $     --
  End of period..............................    $  38.56      $  37.87      $  37.88      $  37.87      $     --
TOTAL RETURN                                        12.86%        12.48%        12.31%        12.48%           --
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $   2.88      $   2.88      $   2.88      $   2.88      $     --

FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  32.14      $  31.75      $  31.75      $  31.75      $  32.18
  End of period..............................    $  32.19      $  31.63      $  31.63      $  31.63      $  32.27
TOTAL RETURN                                         9.55%         9.11%         9.11%         9.11%         9.66%
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $   3.07      $   3.07      $   3.07      $   3.07      $   3.07

FORTIS CAPITAL APPRECIATION
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  34.76      $  34.46      $  34.48      $  34.48      $     --
  End of period..............................    $  27.41      $  27.09      $  27.11      $  27.11      $     --
TOTAL RETURN                                       (17.49%)      (17.71%)      (17.70%)      (17.70%)          --
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $   1.45      $   1.45      $   1.45      $   1.45      $     --

                                      Photo

DEAR SHAREHOLDER:

We are pleased to present to you the semi-annual reports for the Fortis Stock Funds. These include the Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, Growth Fund, and Capital Appreciation Portfolio, for the period ended February 28, 1997.

MARKET REVIEW AND OUTLOOK

After a market correction in mid-1996, the stock market has moved steadily higher, reflecting the environment of low inflation and a moderately growing economy. The market gained momentum from last fall's election results (which continued the divided government rule) and from generally robust earnings reports. Only a note of caution from Federal Reserve Chairman Alan Greenspan, as he warned of potential rate increases, seemed to temper investors who poured assets into the stock market at a record pace.

Indeed, the Federal Reserve did increase interest rates at their March meeting. The stock market could experience corrections in the period ahead if the Federal Reserve makes further proactive moves on interest rates and/or the pace of economic activity slows. Interest rates have edged higher on the expectation that Mr. Greenspan's comments could produce a series of rate hikes. The pace of future economic growth will likely set the Federal Reserve's course, signs of a slowing economy may preclude the shift to an overly restrictive stance.

MARKET VALUATIONS

By most traditional measures, the stock market is on the high side of historical valuations. However, in comparison to other low inflationary periods, current market valuations of earnings are well within historical parameters. This explains why inflation trends are important to the market's valuation of earnings; low inflation is a key underpin of the market's lofty valuation level.

Strength in the U.S. dollar has perhaps helped the stock market as well. However, persistent strength could lead to weakening exports and a possible slow down in earnings. The market's valuation may also be benefiting from an expected capital gains tax reduction. Prospects of this year's tax bill will undoubtedly be watched closely by investors.

U.S. ECONOMY -- STRONG AND COMPETITIVE

The American economy has returned to a position of dominance compared to others around the world. A long period of cost reductions and restructuring has allowed American business to again be a powerful world competitor. The widespread application of technology throughout U.S. industry has only enhanced this position.

Globally, economies are increasingly integrated and this trend rewards low-cost producers. This globalization has had a powerful influence on world-wide inflationary trends, keeping price inflation at bay. Continued progress in globalization and the penetration of the benefits of technology should produce further benefits for economies world-wide.

CONTINUED VOLATILITY LIKELY

Despite this optimistic long-term outlook, current market valuations may contribute to continued volatility. Recent market returns have been substantially above long-term averages. History would dictate that there will be some return toward the mean.

Investors' interest in market indices (such as the S & P 500 and the Dow Jones Industrial Average) has driven these popular market averages up significantly. Unfortunately, this leaves individually promising stocks behind. Going forward, the market seems more likely to reward specific companies with good growth prospects, increasing the value of stock selection.

                           We at Fortis specialize in finding just such companies: companies with exceptional growth prospects and management teams who can realize those prospects. Growth companies should perform well in a moderately growing economy, particularly as valuations for growth stocks have remained favorable compared to overall market valuations.

                           The following pages give you a closer look at each of the Fortis Stock Funds. As always, we appreciate your investment with Fortis, and thank you for your continued support. If we can help you further simplify your financial life, please contact your financial professional or your Fortis shareholder services representative.

                           Sincerely,

           [SIGNATURE]                  [SIGNATURE]                    [SIGNATURE]
      Dean C. Kopperud                 James S. Byrd                Howard H. Hudson
          President                   Vice President                 Vice President

                           March 28, 1997

PORTFOLIO ALLOCATION AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common Stocks                                  59.3%
U.S. Government Securities                     11.4%
Asset Backed Securities                        10.7%
Corporate Bonds-Investment Grade                8.8%
Corporate Bonds-Non-Investment Grade            6.1%
Cash Equivalents/Receivables                    3.7%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  MBNA Corp.                                               2.0%
 2.  Microsoft Corp.                                          1.9%
 3.  American International Group, Inc.                       1.9%
 4.  WorldCom, Inc.                                           1.8%
 5.  Federal National Mortgage Association                    1.7%
 6.  Green Tree Financial Corp.                               1.5%
 7.  Philip Morris Companies, Inc.                            1.4%

Bonds
-------------------------------------------------------------------
 1.  FNMA (7.00%) 2025                                        2.2%
 2.  FNMA (6.50%) 2010                                        1.5%
 3.  Oakwood Mtg (7.10%) 2020                                 1.4%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +11.34%    +14.96%
Class B sharesDiamond Diamond               +7.74%    +12.26%
Class C sharesDiamond                      +11.31%    +14.80%
Class C sharesDiamond Diamond              +10.31%    +14.80%
Class H sharesDiamond                      +11.35%    +14.93%
Class H sharesDiamond Diamond               +7.75%    +12.23%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS ASSET ALLOCATION PORTFOLIO

YOUR ASSET ALLOCATION PORTFOLIO
STOCKS, BONDS AND CASH BLENDED TO SMOOTH OUT THE HIGHS AND LOWS

The Asset Allocation Portfolio adjusts its weightings between stocks and bonds as economic and market conditions warrant. For the first half of the fiscal year ended February 28, 1997, the assets in stock were increased from a 50% to 60% weighting. Also during this period, the portfolio had a total return of 11.39%, which compares to an S&P 500 Index return of 22.58% and a 5.38% return for the Lehman Brothers Aggregate Bond Index.

EQUITY STOCK DIVERSIFICATION CONTINUES

Our equity focus in the Asset Allocation Portfolio continues to be on diversification. Throughout 1996 this was achieved primarily through the addition of new holdings. The technology sector was reduced in favor of additions to the financial, health care and energy holdings.

While valuations appear high, the strength and versatility of the American economy continues to provide tremendous support for the stock market. Favorable inflationary numbers have kept interest rates moderately low.

BOND MARKET A CYCLICAL STORY

The bond portion of the fund started 1996 with a positive outlook for interest rates. This view was based on weak economic numbers and the Federal Reserve's apparent willingness to lower short-term interest rates. These favorable views vanished quickly, however, when little progress was made on the deficit and February employment statistics were released.

Bonds continued to trend lower throughout the first half of 1996. Early in the fourth quarter, however, economic indicators suggested that the economy was slowing and the bond market rallied, only to reverse course once again to end the year with slightly higher yields. In general, the market ended the year up just a bit from where it began.

With preemptive action by the Federal Reserve always a possibility, we will continue to be alert to trends in the U.S. economy and their impact on the fixed income and equity markets. If moderate economic growth and subdued inflation continues, a higher stock to bond relationship in the portfolio will also remain.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                  Lehman Brothers                       Asset Allocation Portfolio
                                                            Aggregate Bond Index#        S&P 500##                         Class A
1/4/88                                                                     10,000           10,000                           9,534
88                                                                         10,474           10,917                           9,697
89                                                                         10,864           12,214                          10,010
90                                                                         12,249           14,514                          11,533
91                                                                         13,746           16,641                          12,898
92                                                                         15,506           19,298                          15,378
93                                                                         17,395           21,341                          16,451
94                                                                         18,333           23,122                          18,454
95                                                                         18,676           24,829                          18,865
96                                                                         20,961           33,446                          22,577
97                                                                         21,951           42,007                          25,277
Fortis Advantage Asset Allocation Portfolio
Average Annual Total Return
                                                                                                                             Since
                                                                           1 Year           5 Year                       1/4/1988@
Class A*                                                                   +6.64%           +9.38%                         +10.66%
Class A**                                                                 +11.96%          +10.45%                         +11.25%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
   # An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
  ##  This is an unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

STOCK ADDITIONS:                Lily (Eli) & Co., Inc.          Union Planters Corp.
AES Corp.                       Lowe's Companies, Inc.          U.S. Filter Corp.
Camco International, Inc.       MGIC Investment Corp.           U.S.A. Waste Services,
Centocor, Inc.                  Monsanto Co.                     Inc.
Crown Cork & Seal Company,      Noble Affiliates, Inc.          Warner-Lambert Co.
 Inc.                           Precision Drilling Corp.        STOCK ELIMINATIONS:
Depuy, Inc.                     Santa Fe Energy Resources,      Boatmens Bancshares, Inc.
Deutsche Telekom                 Inc.                           Computer Associates
Fiserv, Inc.                    Staples, Inc.                    International, Inc.
Fluor Corp.                     Sterling Commerce, Inc.         Scholastic Corp.
Forest Laboratories, Inc.       Telebras                        Solectron Corp.
Ingram Micro, Inc.              Teva Pharmaceutical Industries  Wal-Mart Stores, Inc.
                                 Ltd.

COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                  40.2%
Cash Equivalents/Receivables            7.1%
Retail-Specialty                        4.0%
Food                                    6.0%
Banks                                   7.7%
Utilities-Telephone                     3.9%
Chemicals-Specialty                     3.9%
Office Equipment and Supplies           4.9%
Oil-Refining                            5.2%
Electronic-Semiconductor                4.4%
Drugs                                   5.3%
Oil-Crude Petroleum and Gas             3.6%
Telecommunications                      3.8%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Atlantic Richfield Co.                                   2.4%
 2.  General Electric Co.                                     2.2%
 3.  Pitney Bowes, Inc.                                       2.1%
 4.  SBC Communications, Inc.                                 2.1%
 5.  Lowe's Companies, Inc.                                   2.1%
 6.  Johnson & Johnson                                        2.1%
 7.  ConAgra, Inc.                                            2.1%
 8.  Philip Morris Companies, Inc.                            2.0%
 9.  Finova Group, Inc.                                       2.0%
10.  Sysco Corp.                                              2.0%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +22.71%    +20.80%
Class B sharesDiamond Diamond              +19.11%    +17.20%
Class C sharesDiamond                      +22.71%    +20.80%
Class C sharesDiamond Diamond              +21.71%    +20.80%
Class H sharesDiamond                      +22.59%    +20.80%
Class H sharesDiamond Diamond              +18.99%    +17.20%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              +  Shares were first offered to the public January 2, 1996.

FORTIS VALUE FUND

YOUR VALUE FUND
QUALITY STOCKS, INEXPENSIVELY PRICED

For the first half of the fiscal year ended February 28, 1997, the Fortis Value Fund showed a total return of 16.76%. This performance trailed slightly the Lipper Growth & Income Index, which returned 18.65% and the S&P 500 Index which had a return of 22.58%.

AN ALTERNATIVE TO THE TREND

In the last six months, the common shares of financial, "blue chip" growth, and technology companies dominated the performance of the stock market. The stocks performed well for reasons unique to each of the three groups:

-Financials because they have relatively low valuations;
-"Blue chip" growth because investors prefer a track record of consistent growth of earnings;
-Technology because they have the highest growth rates.

In contrast, cyclical stocks (retail, chemicals and capital goods) and smaller capitalization common shares (companies under $1 billion in net worth) performed poorly because investors have become concerned that the business cycle is maturing.

Your fund has adopted an alternative course with respect to the trends in the stock market. We have maintained below average weighting in financial stocks because we believe that their corporate profits are probably close to a peak compared to other alternatives. Similarly, we have been cautious in our investments in the very popular technology sector. We feel that some technology companies, after so many years of strong corporate profitability and stock price performance, probably will face an increasingly difficult environment in the years ahead. Of course, not all technology companies will suffer. Technology companies with niche products could prosper. Our reluctance to join in the "hoopla" in financials and technology hurt the fund's performance somewhat, but we feel strongly that our decision will prove wise over the next few years.

FOCUS ON CONSISTENT EARNINGS GROWTH

Looking forward, our main concern is that profit margins are near their peak for the business cycle. With profit margins in the next few years more likely to decline than to rise, growing companies will probably become scarce. In this environment, we are finding it increasingly difficult to identify companies that satisfy our primary "buy criteria" of having accelerated earnings growth over the next few years. This will force us to rely more heavily on our secondary criteria of finding companies that are priced reasonably in relation to their long-term growth rates. As a result, our disciplines have led us to invest more heavily in companies with track records of growing earnings consistently.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              FORTIS VALUE FUND
                                  S&P 500***             Class A
1/2/96                                10,000               9,525
96                                    10,442               9,687
97                                    13,115              11,955
Fortis Value Fund
Average Annual Total Return
                                                           Since
                                      1 Year    January 2, 1996@
Class A*                             +17.55%             +16.62%
Class A**                            +23.41%             +21.61%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                                IMC Global, Inc.                          ELIMINATIONS:
Abbott Laboratories                       Intel Corp.                               AT & T Corp.
Ameritech Corp.                           International Game Technology             Developers Diversified Realty Corp.
Archer-Daniels-Midland Co.                Johnson & Johnson                         Federal Express Corp.
Automatic Data Processing, Inc.           Kimberly-Clark Corp.                      Flightsaftey International, Inc.
AutoZone, Inc.                            McGraw Hill Companies, Inc.               Home Depot, Inc.
Baxter International, Inc.                Mobil Corp.                               H&R Block, Inc.
Cabot Corp.                               Nynex Corp.                               Kimco Realty Corp.
Chase Manhattan Corp.                     Pall Corp.                                Lyondell Petrochemical Co.
Corning, Inc.                             Pfizer, Inc.                              May Department Stores Co.
Crown Cork & Seal Company, Inc.           Phillip Morris Companies, Inc.            McDonnell Douglas Corp.
Dun & Bradstreet Corp.                    Royal Dutch Petroleum Co.                 Mylan Laboratories, Inc.
Enron Corp.                               Santa Fe Energy Resources, Inc.           Payless ShoeSource, Inc.
Exxon Corp.                               SBC Communications, Inc.                  Solectron Corp.
Finova Group, Inc.                        Sherwin-Williams Co.                      Tele-Communications, Inc.
First Bank System, Inc.                   Sprint Corp.                              Unifi, Inc.
Fiserv, Inc.                              Sterling Software, Inc.
Grainger (W.W.), Inc.                     Unisource Worldwide, Inc.

COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                23.9%
Cash Equivalents/Receivables         19.9%
Drugs                                 8.7%
Finance Services                      8.2%
Natural Gas Transmissions             7.2%
Utilities-Telephone                   6.8%
Oil-Crude Petroleum and Gas           5.8%
Real Estate Investment Trust          5.6%
Banks                                 4.3%
Food                                  3.4%
Insurance                             3.3%
Tobacco                               2.9%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Sunamerica, Inc.                                         2.2%
 2.  Lilly (Eli) & Co., Inc.                                  2.0%
 3.  Beacon Properties Corp.                                  1.9%
 4.  Banc One Corp.                                           1.8%
 5.  United Technologies Corp.                                1.8%
 6.  El Paso Natural Gas Co.                                  1.8%
 7.  Merck & Co., Inc.                                        1.8%
 8.  Chase Manhattan Corp.                                    1.7%
 9.  Heinz (H.J.)                                             1.7%

Bonds
-------------------------------------------------------------------
 1.  USA Waste Services, Inc. (4.00%) 2002                    1.8%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +20.55%    +18.87%
Class B sharesDiamond Diamond              +16.95%    +15.27%
Class C sharesDiamond                      +20.65%    +18.95%
Class C sharesDiamond Diamond              +19.65%    +18.95%
Class H sharesDiamond                      +20.53%    +18.95%
Class H sharesDiamond Diamond              +16.93%    +15.35%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              +  Shares were first offered to the public January 2, 1996.

FORTIS GROWTH & INCOME FUND

YOUR GROWTH & INCOME FUND
CONSERVATIVE GROWTH WITH QUARTERLY DIVIDENDS

The Growth & Income Fund, which focuses on dividend-paying companies with earnings growth potential, is well diversified with exposure to most economic sectors. The portfolio is comprised of more mature companies, which generally share their earnings growth with shareholders through dividend increases. Currently, larger concentrations may be found in the energy, financial and healthcare sectors.

For the first half of the fiscal year ended February 28, 1997, the Fortis Growth & Income Fund had a total return of 18.44%. This compares to the S&P 500 Index return of 22.58% during the same period. The Index's strength can in part be attributed to a strong rebound in technology stocks from summer lows. The Growth & Income Fund is basically precluded from this sector due to the general lack of yields available on technology stocks.

Concerns about the U.S. economy and the Federal Reserve's response to it have raised investor caution levels. Due to a robust market over the past several years, yields have fallen to near historic lows. The challenge in the period ahead is to identify growth situations with current yields meeting our criteria.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  FORTIS GROWTH & INCOME FUND
                                    S&P 500***                          Class A
1/2/96                                  10,000                            9,525
96                                      10,442                            9,677
97                                      13,115                           11,745
Fortis Growth & Income Fund
Average Annual Total Return
                                                                          Since
                                        1 Year                 January 2, 1996@
Class A*                               +15.60%                          +14.85%
Class A**                              +21.36%                          +19.76%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                           Excel Realty Trust, Inc.             ELIMINATIONS:
Baker Hughes, Inc.                   Genuine Parts Co.                    AT & T Corp.
Beacon Properties Corp.              Highwoods Properties, Inc.           Boatmens Bancshares, Inc.
Chase Manhattan Corp.                Knightsbridge Tankers Ltd.           H&R Block, Inc.
Crescent Real Estate Equities Trust  Monterey Resources, Inc.             Mercury Finance Co.
Crown Cork & Seal Company, Inc.      Nuevo Energy Co.                     New England Business Service, Inc.
Deutsche Telekom                     Spieker Properties, Inc.
                                     SunAmerica, Inc.
                                     Union Planters corp.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 37.9%
Finance Services                      10.9%
Retail-Specialty                      10.4%
Computer-Software                      7.8%
Cash Equivalents/Receivables           7.2%
Health Care Services                   6.5%
Medical Technology                     5.1%
Telephone Services                     5.9%
Business Services                      4.2%
Telecommunication Equipment            4.1%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Federal National Mortgage Association                    3.3%
 2.  WorldCom, Inc.                                           3.3%
 3.  MBNA Corp.                                               3.3%
 4.  Microsoft Corp.                                          3.2%
 5.  American International Group, Inc.                       3.2%
 6.  Kohl's Corp.                                             2.8%
 7.  Home Depot, Inc.                                         2.7%
 8.  Green Tree Financial Corp.                               2.6%
 9.  Tellabs, Inc.                                            2.5%
10.  Medtronic, Inc.                                          2.2%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +14.31%    +15.82%
Class B sharesDiamond Diamond              +10.71%    +13.12%
Class C sharesDiamond                      +14.38%    +15.80%
Class C sharesDiamond Diamond              +13.38%    +15.80%
Class H sharesDiamond                      +14.37%    +15.82%
Class H sharesDiamond Diamond              +10.77%    +13.12%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS CAPITAL FUND

YOUR CAPITAL FUND
LONG-TERM GROWTH THROUGH LARGER, ESTABLISHED COMPANIES

The Capital Fund continues to focus on rapidly growing companies with established positions within their business sector. In an effort to moderate the risk level of the portfolio, our investment emphasis has shifted toward a broader diversification of the large capitalization companies. As a result, a number of new names have been added, and several new sector concentrations established. New purchases include the energy, healthcare and financial sectors. We've reduced our technology holdings significantly. Despite the reduction, however, technology stocks are still well represented within the portfolio.

U.S. ECONOMY REMAINS STRONG

While valuations appear high, the strength and versatility of the American economy continues to provide tremendous support for the stock market. Productivity remains high, enhanced by the increasing use of technology across all industries.

For the first half of the fiscal year ended February 28, 1997, the Capital Fund provided a total return of 13.46%. The S&P 500 Index returned 22.58%. Very large capitalization companies (that are larger than the fund's target companies) positively influenced the Index's performance throughout the past year. We anticipate a broadening of the market's leadership, however, as currently underappreciated growth opportunities are uncovered by investors.

VALUE OF $10,000 INVESTED MARCH 1, 1972

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     CAPITAL FUND CLASS A
03/01/72                               10,000                   8,659
73                                     10,781                   9,752
74                                      9,606                   8,327
75                                      8,540                   7,522
76                                     10,863                   9,050
77                                     11,318                   9,053
78                                     10,376                   8,404
79                                     12,101                  10,178
80                                     15,064                  14,618
81                                     18,295                  20,236
82                                     16,635                  20,690
83                                     22,974                  31,073
84                                     25,474                  32,385
85                                     30,751                  37,725
86                                     40,241                  51,349
87                                     52,098                  67,242
88                                     50,672                  59,930
89                                     56,690                  63,264
90                                     67,365                  76,559
91                                     77,241                  88,147
92                                     89,573                 112,401
93                                     99,057                 113,449
94                                    107,320                 126,210
95                                    115,245                 131,411
96                                    155,241                 162,100
97                                    194,977                 186,745
Fortis Capital Fund
Average Annual Total Return
                                       1 Year                  5 Year     10 Year    25 Years
Class A*                               +9.73%                  +9.61%     +10.22%     +12.42%
Class A**                             +15.20%                 +10.69%     +10.75%     +12.64%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                           MGIC Investments Corp.               ELIMINATIONS:
AES Corp.                            Monsanto Co.                         Computer Associates International,
Camco International, Inc.            Noble Affiliates, Inc.                Inc.
Centocor, Inc.                       Precision Drilling Corp.             News Corp., Ltd.
Crown Cork & Seal Company, Inc.      Santa Fe Energy Resources, Inc.      Scholastic Corp.
Depuy, Inc.                          Staples, Inc.                        Wal-Mart Stores, Inc.
Fiserv, Inc.                         Sterling Commerce, Inc.
Fluor Corp.                          Telebras
Forest Laboratories, Inc.            Teva Pharmaceutical Industries Ltd.
Ingram Micro, Inc.                   U.S. Filter Corp.
Lowe's Companies, Inc.               U.S.A. Waste Servies, Inc.
                                     Warner-Lambert Co.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 33.2%
Finance Services                      11.1%
Retail-Specialty                       9.9%
Computer-Software                      8.9%
Cash Equivalents/Receivables           4.2%
Health Care Services                   6.2%
Telephone Services                     6.0%
Medical Technology                     4.9%
Business Services                      4.1%
Telecommunication Equipment            3.9%
Electronic-Semiconductor               3.8%
Hotel and Gaming                       3.8%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  MBNA Corp.                                               3.3%
 2.  WorldCom, Inc.                                           3.2%
 3.  American International Group, Inc.                       3.2%
 4.  Microsoft Corp.                                          3.2%
 5.  Federal National Mortgage Association                    3.0%
 6.  Home Depot, Inc.                                         2.7%
 7.  Green Tree Financial Corp.                               2.4%
 8.  Tellabs, Inc.                                            2.3%
 9.  Medtronic, Inc.                                          2.2%
10.  Intel Corp.                                              2.1%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +14.30%    +16.62%
Class B sharesDiamond Diamond              +10.70%    +13.92%
Class C SharesDiamond                      +14.13%    +16.62%
Class C SharesDiamond Diamond              +13.13%    +16.62%
Class H sharesDiamond                      +14.27%    +16.62%
Class H sharesDiamond Diamond              +10.67%    +13.92%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or or 3.00% if redeemed inyear three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS FIDUCIARY FUND

YOUR FIDUCIARY FUND
A MEDLEY OF GROWTH STOCKS

The Fiduciary Fund invests in a mix of medium and large capitalization growth companies. Companies selected for this portfolio have leading positions in their respective field and earnings growth rates substantially above average. While we have emphasized somewhat larger capitalization companies in our recent purchases, we continue to diversify across many economic sectors. Over the period in review, our holdings within the technology sector have been reduced. High valuations and concerns over persistency in the growth rate makes this sector somewhat vulnerable to profit taking. Currently, larger concentrations may be found in the energy, financial and healthcare sectors.

U.S. ECONOMY REMAINS STRONG

While valuations appear high, the strength and versatility of the American economy continues to provide tremendous support for the stock market. Favorable inflationary numbers have kept interest rates moderately low. Productivity remains high, enhanced by the increasing use of technology across all industries. For the first half of the fiscal year ended February 28, 1997, the Fiduciary Fund provided a return of 12.86%. The S&P 500 Index return was 22.58% during the same period. Very large capitalization stocks (that are larger than the fund's target companies) continued to positively influence the Index's performance throughout the past year. We anticipate a broadening of the market's leadership, however, as currently underappreciated growth opportunities are uncovered by investors.

VALUE OF $10,000 INVESTED JANUARY 2, 1982

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   S&P 500***     Fiduciary Fund Class A
1/2/82                                 10,000                      9,430
82                                      9,333                      9,572
83                                     12,890                     13,954
84                                     14,293                     14,725
85                                     17,254                     17,480
86                                     22,578                     25,317
87                                     29,231                     33,400
88                                     28,431                     28,197
89                                     31,807                     29,962
90                                     37,797                     36,405
91                                     43,338                     42,044
92                                     50,257                     54,891
93                                     55,579                     54,867
94                                     60,214                     61,911
95                                     64,661                     64,290
96                                     87,102                     79,582
97                                    109,397                     91,666
Fortis Fiduciary Fund
Average Annual Total Return
                                                                                            Since
                                       1 Year                     5 Year     10 Year    Inception
Class A*                               +9.71%                     +9.73%     +10.09%      +15.74%
Class A**                             +15.18%                    +10.80%     +10.62%      +16.11%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to March 1, 1992, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                           Ingram Micro, Inc.                   ELIMINATIONS:
AES Corp.                            Lowe's Companies, Inc.               Cascade Communications Corp.
Camco International, Inc.            MGIC Investment Corp.                Computer Associates International,
Centocor, Inc.                       Monsanto Co.                          Inc.
Central European Media Enterprises   Noble Affiliates, Inc.               News Corp., Ltd.
 Ltd.                                Percision Drilling Corp.             Promus Hotel Corp.
Crown Cork & Seal Company, Inc.      Santa Fe Energy Resources, Inc.      Scholastic Corp.
Depuy, Inc.                          Sterling Commerce, Inc.              Wal-Mart Stores, Inc.
Emergent Group, Inc.                 Telebras
Falcon Drilling Co.                  Ultrafem, Inc.
Fiserv, Inc.                         U.S. Filter Corp.
Fluor Corp.                          U.S.A. Waste Services, Inc.
Forest Laboratories, Inc.            Warner-Lambert Co.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         23.0%
Computer-Software                             14.2%
Finance Services                              11.8%
Retail-Specialty                               8.0%
Computer-Communications Equipment              7.8%
Health Care Services                           7.8%
Telecommunication-Equipment                    7.4%
Cash Equivalents/Receivables                   6.4%
Telephone Services                             5.6%
Machinery-Oil and Well                         4.4%
Restaurants and Franchising                    3.6%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  WorldCom, Inc.                                           5.1%
 2.  Cisco Systems, Inc.                                      3.3%
 3.  Tellabs, Inc.                                            3.1%
 4.  Microsoft Corp.                                          3.1%
 5.  Oracle Corp.                                             3.0%
 6.  Parametric Technology Corp.                              2.8%
 7.  BMC Software, Inc.                                       2.7%
 8.  Franklin Resources, Inc.                                 2.5%
 9.  Petroluem Geo-Services ADR                               2.3%
10.  CUC International, Inc.                                  2.1%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                       +8.43%    +17.47%
Class B sharesDiamond Diamond               +4.83%    +14.77%
Class C SharesDiamond                       +8.43%    +17.47%
Class C SharesDiamond Diamond               +7.43%    +17.47%
Class H sharesDiamond                       +8.43%    +17.47%
Class H sharesDiamond Diamond               +4.83%    +14.77%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS GROWTH FUND

YOUR GROWTH FUND
MEDIUM-SIZED COMPANIES POISED TO BE TOMORROW'S LEADERS

Technology stocks contributed to the positive performance of the Growth Fund during the first half of the fiscal year. These holdings represented more than one-third of the portfolio's assets during this period. Other holdings included the health care, financial services and energy areas.

MARKET PERFORMS WELL

For the first half of the fiscal year ended February 28, 1997, the Fortis Growth Fund had a total return of 9.55%. Overall the stock market itself performed quite well. The S&P 500 Index showed a return of 22.58% during the same period. The Dow Jones Industrial Average was 18.61% during the same period. The market was driven primarily by large, multi-national companies. Alternatively, the Gowth Fund invests mainly in mid-sized companies.

CONTINUING GROWTH PREDICTED

We believe that 1997 will bring economic and financial market indicators similar to those experienced in 1996. Specifically, that means that the economy is growing, inflation is benign, and interest rates should remain within the range traced over the past year.

We concentrate on companies that are able to sustain the growth of their revenues, regardless of the relative strength of the economy. As a result, the Fund continues to contain many companies which represent a wide range of technologies. Surveys state that U.S. companies intend to expand technology spending, and the increase in such spending by foreign corporations is even greater.

VALUE OF $10,000 INVESTED MARCH 1, 1972

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     GROWTH FUND CLASS A
3/72                                  10,000                   10,387
73                                    10,781                    8,544
74                                     9,606                    7,171
75                                     8,540                    6,694
76                                    10,863                    8,672
77                                    11,318                    8,627
78                                    10,376                    8,993
79                                    12,101                   12,294
80                                    15,064                   18,902
81                                    18,295                   25,859
82                                    16,635                   27,394
83                                    22,974                   42,241
84                                    25,474                   42,296
85                                    30,751                   48,453
86                                    40,241                   65,410
87                                    52,098                   89,757
88                                    50,672                   73,675
89                                    56,690                   81,383
90                                    67,365                  100,148
91                                    77,241                  122,054
92                                    89,573                  168,592
93                                    99,057                  161,455
94                                   107,320                  195,407
95                                   115,245                  176,112
96                                   155,241                  232,177
97                                   194,977                  253,633
Fortis Growth Fund
Average Annual Total Return
                                      1 Year                   5 Year     10 Year     25 Year
Class A*                              +4.05%                   +7.46%     +10.41%     +13.81%
Class A**                             +9.24%                   +8.51%     +10.95%     +14.03%

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a higher sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                           Noble Drilling Corp.                 ELIMINATIONS:
American Express Co.                 Pacific Gateway Exchange, Inc.       America Online, Inc.
Anadarko Petroleum Corp.             Republic Industries, Inc.            Mercury Finance Co.
BioChem Pharma, Inc.                 Schlumberger, Ltd.                   MFS Communications Co., Inc.
Chicago Miniature Lamp, Inc.         Smith International, Inc.            Scholastic Corp.
Cooper Cameron Corp.                 Sterling Commerce, Inc.              Sunglass Hut International, Inc.
Danka Business Systems               Tidewater, Inc.                      Wal-Mart Stores, Inc.
Dresser Industries, Inc.             Transocean Offshore, Inc.
ENSCO International, Inc.            Vertas Software Corp.
Falcon Drilling Co.                  Viasoft, Inc.
MBNA Corp.                           West Marine, Inc.
Medtronic, Inc.                      Wisconsin Central Transportation
Nike, Inc.                            Corp.

COMPOSITION BY INDUSTRY AS OF 2/28/97

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         19.6%
Computer-Software                             16.4%
Business Services                             14.9%
Health Care Services                           8.5%
Cash Equivalents/Receivables                   8.6%
Retail-Specialty                               7.5%
Computer-Communications Equipment              7.1%
Telephone Services                             6.6%
Machinery-Oil and Well                         5.6%
Restaurants and Franchising                    5.2%

TOP 10 HOLDINGS AS OF 2/28/97

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Cisco Systems, Inc.                                      3.4%
 2.  United Waste System, Inc.                                3.4%
 3.  Input/Output, Inc.                                       3.2%
 4.  Acxiom Corp.                                             3.2%
 5.  Parametric Technology Corp.                              3.2%
 6.  Petroleum Geo-Services ADR                               2.4%
 7.  APAC TeleServices, Inc.                                  2.0%
 8.  West Marine, Inc.                                        2.0%
 9.  Fastenal Co.                                             2.0%
10.  LCI International, Inc.                                  1.9%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      (12.15%)   +11.10%
Class B sharesDiamond Diamond              (15.75%)    +8.40%
Class C sharesDiamond                      (12.11%)   +11.13%
Class C sharesDiamond Diamond              (13.11%)   +11.13%
Class H sharesDiamond                      (12.11%)   +11.13%
Class H sharesDiamond Diamond              (15.71%)    +8.43%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1997.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL APPRECIATION PORTFOLIO

YOUR CAPITAL APPRECIATION PORTFOLIO
OPPORTUNITY THROUGH AMERICA'S ENTREPRENEURS

The past six months have been difficult for funds primarily investing in smaller, emerging high growth companies. Market focus moved dramatically away from smaller companies and toward large, well-known moderate growers.

MORE DIVERSITY ADDED

While the portfolio became even more diversified, across wider areas of business and a larger number of names, performance has been below plan in this small company, high growth area. Because the portfolio retained a sufficient level of cash, we could take advantage of price opportunities created in companies with the potential for strong corporate profitability.

The portfolio primarily searches for individual companies with the potential for substantial long term growth. Industries represented in the fund include specialty retail, employee outsourcing, teleservice outsourcing, emerging telephone companies, telecom equipment manufacturing, computer software, health care, business services, and energy services.

VOLATILITY IS PART OF SMALL-COMPANY MARKET

We want shareholders to understand that investing in smaller companies can be more volatile over the short term. This is often a result of these companies' higher relative valuations. It appears that a substantial portion of this higher relative valuation has been removed over the past nine or 10 months. We continue to believe that investors with patience and a longer term horizon should be rewarded by the capital appreciation of some of the leading growth companies of the future.

VALUE OF $10,000 INVESTED JANUARY 4, 1988
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     CAPITAL APPRECIATION PORTFOLIO
                                         S&P 500***                          Class A
1/4/88                                       10,000                            9,525
88                                           10,917                            9,792
89                                           12,214                           11,227
90                                           14,514                           14,481
91                                           16,641                           15,714
92                                           19,298                           21,908
93                                           21,341                           21,352
94                                           23,122                           26,857
95                                           24,829                           25,782
96                                           33,446                           35,519
97                                           42,007                           31,372
Fortis Capital Appreciation Portfolio
Average Annual Total Return
                                                                                                   Since
                                             1 Year                           5 Year    January 4, 1988@
Class A*                                    -15.87%                           +6.40%             +13.30%
Class A**                                   -11.67%                           +7.45%             +13.91%

1/4/88
88
89
90
91
92
93
94
95
96
97
Fortis Capital Appreciation Portfolio
Average Annual Total Return
Class A*
Class A**

                       Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been acheived by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/97

ADDITIONS:                           Marine Drilling Companies, Inc.      ELIMINATIONS:
Advanced Fibre Communications        Platinum Technology, Inc.            America Online, Inc.
Camco International, Inc.            Pure Atria Corp.                     Career Horizons, Inc.
Chicago Miniature Lamp, Inc.         Rational Software Corp.              Gymboree Corp.
COREstaff, Inc.                      Siebel Systems, Inc.                 Healthsource, Inc.
Correctional Services Corp.          Snyder Communications, Inc.          Mecon, Inc.
Covance, Inc.                        Sykes Enterprises, Inc.              MFS Communications Co., Inc.
Envoy Corp.                          Trico Marine Services, Inc.          Mossimo, Inc.
Falcon Drilling Co.                  Vantive Corp.                        Quality Dining, Inc.
Famous Dave's of America, Inc.       Veritas Software Corp.               Quicksilver, Inc.
HCIA, Inc.                           Verity, Inc.                         Shiva Corp.
Infinity Financial Technology, Inc.  Viasoft, Inc.                        Summit Medical Systems, Inc.
INSO Corp.                           WorldCom. Inc.                       Sunglass Hut International, Inc.

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-59.30%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.67%
      22,000   Magna International, Inc. Class A............   $    990,844    $   1,155,000
                                                               ------------    -------------
               BANKS-1.86%
      49,000   Banc One Corp. (h)...........................      1,822,770        2,162,125
      23,000   Union Planters Corp. (h).....................        798,322        1,029,250
                                                               ------------    -------------
                                                                  2,621,092        3,191,375
                                                               ------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-1.08%
      13,000   Amgen, Inc. (a)..............................        723,458          794,625
      28,000   Centocor, Inc. (a) (h).......................        984,374        1,060,500
                                                               ------------    -------------
                                                                  1,707,832        1,855,125
                                                               ------------    -------------
               BUSINESS SERVICES AND SUPPLIES-2.18%
      24,000   Ceridian Corp. (a) (h).......................      1,063,507          939,000
      55,134   First Data Corp. (h).........................      1,175,630        2,019,283
      19,000   Ingram Micro, Inc. Class A (a)...............        377,028          432,250
      24,000   Wackenhut Corp. Class B......................        575,984          348,000
                                                               ------------    -------------
                                                                  3,192,149        3,738,533
                                                               ------------    -------------
               CHEMICALS-0.57%
      27,000   Monsanto Co..................................      1,116,294          982,125
                                                               ------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-1.07%
      33,000   Cisco Systems, Inc. (a)......................        404,832        1,835,625
                                                               ------------    -------------
               COMPUTER-SOFTWARE-4.74%
      28,600   Fiserv, Inc. (a).............................      1,060,073          936,650
      34,000   Microsoft Corp. (a) (h)......................        724,336        3,315,000
      34,600   Oracle Corp. (a).............................        153,712        1,358,050
      59,978   Sterling Commerce, Inc. (a)..................        813,216        1,739,362
      27,100   Sterling Software, Inc. (a)..................        193,186          775,737
                                                               ------------    -------------
                                                                  2,944,523        8,124,799
                                                               ------------    -------------
               CONSTRUCTION-0.50%
      14,000   Fluor Corp. (h)..............................      1,037,535          848,750
                                                               ------------    -------------
               CONTAINERS AND PACKAGING-0.55%
      17,100   Crown Cork & Seal Company, Inc. (h)..........        791,714          949,050
                                                               ------------    -------------
               DRUGS-3.20%
      16,000   Abbott Laboratories..........................        727,120          900,000
      18,000   Biovail Corp. International (a) (h)..........        554,125          434,250
      31,200   Forest Laboratories, Inc. (a)................      1,174,069        1,189,500
      18,500   Lilly (Eli) & Co., Inc.......................      1,140,461        1,616,437
      13,400   Teva Pharmaceutical Industries Ltd. ADR
                 (h)........................................        663,006          828,287
       6,000   Warner-Lambert Co............................        505,570          504,000
                                                               ------------    -------------
                                                                  4,764,351        5,472,474
                                                               ------------    -------------
               ELECTRICAL EQUIPMENT-1.26%
      21,000   General Electric Co..........................      1,832,692        2,160,375
                                                               ------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.01%
      13,500   Intel Corp...................................        526,451        1,915,312
      27,300   Motorola, Inc................................      1,128,863        1,525,388
                                                               ------------    -------------
                                                                  1,655,314        3,440,700
                                                               ------------    -------------
               FINANCE SERVICES-6.92%
      71,000   Federal National Mortgage Association              1,847,316        2,840,000
      24,150   Franklin Resources, Inc. (h).................        189,578        1,412,775

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
      70,384   Green Tree Financial Corp. (h)...............   $    885,851    $   2,639,400
     105,000   MBNA Corp....................................      1,004,733        3,360,000
      20,000   MGIC Investment Corp. (h)....................      1,348,608        1,572,500
                                                               ------------    -------------
                                                                  5,276,086       11,824,675
                                                               ------------    -------------
               FOOD-1.57%
      32,000   ConAgra, Inc. (h)............................      1,387,673        1,696,000
      24,000   Heinz (H.J.) Co..............................        766,680          999,000
                                                               ------------    -------------
                                                                  2,154,353        2,695,000
                                                               ------------    -------------
               HEALTH CARE SERVICES-3.00%
      16,500   Cardinal Health, Inc. (h)....................        781,880        1,014,750
      50,500   Columbia/HCA Healthcare Corp. (h)............      1,557,076        2,121,000
      14,000   Oxford Health Plans, Inc. (a)................        523,875          780,500
       7,700   PacifiCare Health Systems, Inc. (a) (h)              595,353          644,875
      11,700   United Healthcare Corp. (h)..................        580,166          583,538
                                                               ------------    -------------
                                                                  4,038,350        5,144,663
                                                               ------------    -------------
               HOTEL AND GAMING-1.88%
      90,000   Mirage Resorts, Inc. (a).....................      1,015,776        2,238,750
      26,000   Sun International Hotels Ltd. (a) (h)........      1,253,604          988,000
                                                               ------------    -------------
                                                                  2,269,380        3,226,750
                                                               ------------    -------------
               INSURANCE-1.91%
      27,000   American International Group, Inc............      2,741,083        3,267,000
                                                               ------------    -------------
               MEDICAL TECHNOLOGY-2.36%
      29,000   Boston Scientific Corp. (a) (h)..............      1,229,337        1,921,250
      32,300   Depuy, Inc. (a)..............................        565,250          694,450
      22,000   Medtronic, Inc. (and rights).................        492,656        1,424,500
                                                               ------------    -------------
                                                                  2,287,243        4,040,200
                                                               ------------    -------------
               OIL AND GAS FIELD SERVICES-1.90%
      12,000   Camco International, Inc.....................        513,592          463,500
      24,500   Precision Drilling Corp. (a).................        900,863          980,000
      18,000   Schlumberger Ltd.............................      1,672,011        1,811,250
                                                               ------------    -------------
                                                                  3,086,466        3,254,750
                                                               ------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-1.75%
      13,000   Noble Affiliates, Inc........................        575,309          507,000
      40,600   Nuevo Energy Co. (a).........................      1,590,500        1,684,900
      62,000   Santa Fe Energy Resources, Inc. (a)..........        900,691          798,250
                                                               ------------    -------------
                                                                  3,066,500        2,990,150
                                                               ------------    -------------
               PAPER-0.53%
      26,000   U.S. Filter Corp. (a) (h)....................        823,578          910,000
                                                               ------------    -------------
               RETAIL-DEPARTMENT STORES-1.32%
      49,000   Kohl's Corp. (a) (h).........................        957,074        2,254,000
                                                               ------------    -------------
               RETAIL-SPECIALTY-5.61%
      22,800   AutoZone, Inc. (a) (h).......................        433,884          564,300
      81,000   Costco Companies, Inc. (a) (h)...............      1,211,625        2,075,625
      87,000   CUC International, Inc. (a) (h)..............      1,001,285        2,077,125
      23,200   Home Depot, Inc..............................        440,720        1,264,400
      24,000   Lowe's Companies, Inc........................        956,624          876,000
      25,700   Office Depot, Inc. (a).......................        307,633          488,300
      56,000   Pep Boys-Manny Moe & Jack....................      1,520,663        1,827,000
      20,000   Staples, Inc. (a) (h)........................        442,891          432,500
                                                               ------------    -------------
                                                                  6,315,325        9,605,250
                                                               ------------    -------------

--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               TELECOMMUNICATION EQUIPMENT-1.90%
      52,400   Ericsson (L.M.) Telephone Co. Class B ADR....   $    614,118    $   1,653,056
      40,000   Tellabs, Inc.(a).............................        808,395        1,595,000
                                                               ------------    -------------
                                                                  1,422,513        3,248,056
                                                               ------------    -------------
               TELEPHONE SERVICES-3.21%
      31,000   360 Communications Co. (a)...................        746,303          670,375
      65,000   AirTouch Communications, Inc. (a)............      1,685,363        1,771,250
     114,016   WorldCom, Inc. (a) (h).......................        622,970        3,035,676
                                                               ------------    -------------
                                                                  3,054,636        5,477,301
                                                               ------------    -------------
               TOBACCO-1.42%
      18,000   Philip Morris Companies, Inc.................      1,936,964        2,432,250
                                                               ------------    -------------
               TOYS-1.14%
      78,488   Mattel, Inc..................................        694,617        1,952,389
                                                               ------------    -------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               UTILITIES-ELECTRIC-1.57%
      31,900   AES Corp. (a)................................   $  1,543,256    $   2,085,463
      40,100   Tucson Electric Power Co. (a) (h)............        669,426          601,500
                                                               ------------    -------------
                                                                  2,212,682        2,686,963
                                                               ------------    -------------
               UTILITIES-TELEPHONE-1.01%
      29,000   Deutsche Telekom AG ADR (a) (h)..............        547,810          561,875
      12,000   Telebras ADR (h).............................      1,034,460        1,164,000
                                                               ------------    -------------
                                                                  1,582,270        1,725,875
                                                               ------------    -------------
               WASTE DISPOSAL-0.61%
      29,000   U.S.A. Waste Services, Inc. (a) (h)..........      1,036,088        1,044,000
                                                               ------------    -------------
               TOTAL COMMON STOCKS..........................   $ 68,014,380    $ 101,533,203
                                                               ------------    -------------
                                                               ------------    -------------

ASSET BACKED SECURITIES-10.67%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 COMMERCIAL LOANS-6.67%
   $1,477,736    Chase Commercial Mortgage Securities Corp.,
                   7.60% Ser 1996-1 Class A-1 12-18-2005......          AAA     $ 1,493,876     $   1,511,447
      951,693    DLJ Mortgage Acceptance Corp., 7.28% Ser
                   1996-CF1 Class A1A 3-13-2028 (f)...........          AAA         958,786           965,373
      706,800    GS MSC II, 7.02% Protective Life Ser 1996 PL
                   3-1-2026...................................         Aaa*         706,755           708,457
    2,060,229    J.P. Morgan Commerical Mortgage Corp., 6.47%
                   1996-C2 Class A 11-25-2027.................          AAA       1,983,954         2,002,290
      939,485    Merrill Lynch Mortgage Investors, Inc.,
                   6.7887% Variable Rate Ser 1995-C3 Class A1
                   12-26-2025.................................          AAA         948,342           933,294
      700,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................           AA         706,830           720,125
      850,000    Morgan Stanley Capital, Inc., 6.586% Ser
                   1996-WF1 B Tranche Class B 11-15-2028......           AA         814,658           807,234
    1,750,000    Mortgage Capital Funding, Inc., 7.90% Ser
                   1996-MC1 Class B 2-15-2006.................          AA+       1,767,212         1,816,172
      470,000    Nationslink Funding Corp., 7.515% Ser 1996-1
                   Class A2 7-20-2005.........................          AAA         470,554           479,694
    1,447,281    Nationslink Funding Corp., 7.533% Ser 1996-1
                   Class A1 9-20-2002.........................          AAA       1,460,263         1,480,297
                                                                                ------------    -------------
                                                                                 11,311,230        11,424,383
                                                                                ------------    -------------
                 MANUFACTURED HOMES-2.32%
    1,500,000    Green Tree Financial Corp., 7.65% Sr Sub Pass
                   Thru Certificate Ser 1994-1 Class A5
                   4-15-2019..................................         Aa2*       1,494,141         1,525,737
    2,500,000    Oakwood Mortgage Investors, Inc., 7.10% Ser
                   1995-A Class A3 9-15-2020..................          AAA       2,497,656         2,459,350
                                                                                ------------    -------------
                                                                                  3,991,797         3,985,087
                                                                                ------------    -------------
                 MULTI-FAMILY LOANS-1.68%
    1,500,000    DLJ Mortgage Acceptance Corp., 8.50%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1994-4 Class A2 4-18-2001..................            A       1,525,816         1,540,750
    1,000,000    DLJ Mortgage Acceptance Corp., 8.80%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1993-MF12 Class B1 9-18-2003...............           NR         982,500         1,016,007
      427,257    Fund America Structured Transactions, L.P.
                   Collateralized Note, 8.231% Ser 1996-1
                   Class A Principal Only 1-1-2033 (f) (g)....         Baa*         310,124           311,898
                                                                                ------------    -------------
                                                                                  2,818,440         2,868,655
                                                                                ------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $18,121,467     $  18,278,125
                                                                                ------------    -------------
                                                                                ------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1997 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-8.82%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AEROSPACE AND EQUIPMENT-0.46%
   $  750,000    Lockheed Martin Corp., 7.70% 6-15-2008.......          BBB     $   791,615     $     781,741
                                                                                ------------    -------------
                 BANKS-1.01%
      750,000    Bank Austria AG, 7.25% Sub Note 2-15-2017
                   (i)........................................          AAA         748,577           741,375
      500,000    Citicorp Capital II, 8.015% Bond 2-15-2027...           A-         500,000           504,798
      500,000    St. Paul Bancorp, Inc., 7.125% Sr Note
                   2-15-2004..................................         BBB-         497,698           491,740
                                                                                ------------    -------------
                                                                                  1,746,275         1,737,913
                                                                                ------------    -------------
                 BROKERAGE AND INVESTMENT-1.22%
      500,000    Bear Stearns Capital Trust I, 7.00% 1-15-2027
                   (i)........................................          A3*         499,710           498,119
    1,000,000    Lehman Brothers Holdings, 8.50% Note
                   5-1-2007...................................            A       1,058,914         1,079,486
      500,000    Salomon, Inc., 6.75% Sr Note 2-15-2003.......          BBB         499,110           490,780
                                                                                ------------    -------------
                                                                                  2,057,734         2,068,385
                                                                                ------------    -------------
                 CHEMICALS-0.56%
    1,000,000    Lyondell Petrochemical, 7.55% Note
                   2-15-2026..................................         BBB-         945,998           953,404
                                                                                ------------    -------------
                 CONSUMER FINANCE-0.43%
      750,000    Beneficial Corp., 6.33% Medium Term Note
                   12-18-2000.................................            A         742,680           740,098
                                                                                ------------    -------------
                 CONTAINERS AND PACKAGING-0.57%
    1,000,000    Crown Cork & Seal Financial plc, 7.00%
                   12-15-2006 (h).............................         BBB+         996,720           981,865
                                                                                ------------    -------------
                 ENERGY-0.58%
    1,000,000    NGC Corp., 7.625% Deb 10-15-2026.............         BBB+         995,237           997,015
                                                                                ------------    -------------
                 FOREIGN-GOVERNMENT AGENCIES-0.45%
      750,000    Quebec (Province of), 7.50% Yankee Bond
                   7-15-2002..................................           A+         774,984           772,118
                                                                                ------------    -------------
                 FOREST PRODUCTS-0.38%
      600,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-         616,932           657,145
                                                                                ------------    -------------
                 MEDIA-0.63%
    1,000,000    News America Holdings, Inc., 8.875% Deb
                   4-26-2023..................................          BBB       1,027,748         1,080,669
                                                                                ------------    -------------
                 MISCELLANEOUS-0.33%
      500,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Fiscal 1991 Ser D 8-1-2005....         BBB+         474,235           564,364
                                                                                ------------    -------------
                 REAL ESTATE-INVESTMENT TRUST-0.30%
      500,000    Meditrust, 7.82% Note 9-10-2026..............         BBB-         523,503           515,103
                                                                                ------------    -------------
                 SUPRANATIONAL-0.59%
    1,000,000    Corp Andina De Fomento, 7.10% Yankee Bond
                   2-1-2003...................................         BBB+         999,422         1,003,241
                                                                                ------------    -------------
                 TELECOMMUNICATIONS-0.87%
    1,000,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................         BBB-         997,850           997,283
      500,000    U.S. West Capital Funding, Inc., 7.30%
                   1-15-2007..................................         BBB+         499,250           498,113
                                                                                ------------    -------------
                                                                                  1,497,100         1,495,396
                                                                                ------------    -------------
                 UTILITIES-ELECTRIC-0.44%
      750,000    Texas Electric Capital V, 8.175% 1-30-2037
                   (h)........................................          BBB         750,000           752,110
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $14,940,183     $  15,100,567
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-6.10%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                         Market
    Amount                                                       Rating         Cost (b)        Value (c)
   ---------                                                  -------------   ------------    -------------
               BROADCASTING-0.30%
   $500,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                 Sub Note 9-30-2005.........................            B     $   500,000     $     520,000
                                                                              ------------    -------------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                         Market
    Amount                                                       Rating         Cost (b)        Value (c)
   ---------                                                  -------------   ------------    -------------
               CABLE TELEVISION-1.47%
   $500,000    Cablevision Systems Corp., 10.50% Sr Sub Deb
                 5-15-2016..................................            B     $   507,475     $     530,000
    500,000    Century Communications, Inc., 9.50% Sr Note
                 3-1-2005...................................          BB-         519,618           521,250
    500,000    International Cabletel, 10.00% Sr Note
                 2-15-2007 (h)(i)...........................            B         500,000           507,500
    500,000    Telewest plc, 9.625% Deb 10-1-2006 (h).......           BB         516,139           510,000
    500,000    Wireless One, Inc., 13.00% Sr Note
                 10-15-2003.................................           B-         489,001           450,000
                                                                              ------------    -------------
                                                                                2,532,233         2,518,750
                                                                              ------------    -------------
               COMPUTER-HARDWARE-0.32%
    500,000    Unisys Corp., 11.75% Sr Note 10-15-2004......           B+         545,000           543,750
                                                                              ------------    -------------
               ENERGY-0.32%
    500,000    Mesa Operating Co., 10.625% Sr Note
                 7-1-2006...................................            B         504,803           552,500
                                                                              ------------    -------------
               FOOD-MISCELLANEOUS-0.32%
    500,000    Envirodyne Industries, Inc., 12.00% First
                 Priority Sr Secured Note 6-15-2000.........           B+         500,000           540,000
                                                                              ------------    -------------
               HEALTH CARE SERVICES-0.32%
    500,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                 3-1-2005...................................           B+         532,793           551,250
                                                                              ------------    -------------
               HOTEL AND MOTEL-0.31%
    500,000    HMH Properties, Inc., 9.50% Sr Note
                 5-15-2005..................................          BB-         523,362           525,625
                                                                              ------------    -------------
               LEISURE TIME-AMUSEMENTS-0.29%
    500,000    Trump Atlantic City Associates Funding, Inc.,
                 11.25% First Mtg Bond 5-1-2006 (h).........          BB-         500,000           490,000
                                                                              ------------    -------------
               STEEL AND IRON-0.65%
    500,000    AK Steel Corp., 10.75% Sr Note 4-1-2004......          BB-         547,374           545,000
    500,000    Algoma Steel, Inc., 12.375% First Mortgage
                 Note 7-15-2005 (h).........................            B         525,801           562,500
                                                                              ------------    -------------
                                                                                1,073,175         1,107,500
                                                                              ------------    -------------
               TECHNOLOGY-0.30%
    500,000    Computervision Corp., 11.375% Sr Sub Note
                 8-15-1999..................................           B-         511,550           520,000
                                                                              ------------    -------------
               TELECOMMUNICATIONS-1.50%
    500,000    American Communications Services, Inc.,
                 13.00% Sr Disc Note 11-1-2005 (Zero coupon
                 until 11-1-2000, thereafter 13.00%) (e)....           NR         306,339           327,500
    500,000    Nextlink Communications, L.L.C., 12.50% Sr
                 Note 4-15-2006.............................           NR         500,000           545,000
    500,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006
                 (f)........................................         CCC+         508,727           502,500
    500,000    Paging Network, Inc., 10.125% Sr Sub Note
                 8-1-2007...................................            B         520,893           501,250
    500,000    Sprint Spectrum L.P., 12.50% Sr Disc Note
                 8-15-2006 (Zero coupon through 8-15-2001,
                 12.50% thereafter) (e) (h).................           B+         326,873           341,250
    500,000    Teleport Communications, 11.125% Sr Disc Note
                 7-1-2007 (Zero coupon until 7-1-2001,
                 thereafter 11.125%) (e)....................            B         315,243           353,750
                                                                              ------------    -------------
                                                                                2,478,075         2,571,250
                                                                              ------------    -------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $10,200,991     $  10,440,625
                                                                              ------------    -------------
                                                                              ------------    -------------

U.S. GOVERNMENT SECURITIES-11.38%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-7.84%
                 MORTGAGE BACKED SECURITIES:
   $  757,784    6.00% 2011...................................   $     739,621    $     725,105
    2,672,261    6.50% 2010...................................       2,649,801        2,612,969
    3,858,454    7.00% 2025...................................       3,796,603        3,758,373
      490,144    7.50% 2026...................................         486,266          488,765
    1,575,783    8.00% 2025...................................       1,599,666        1,602,867
      215,994    9.00% 2016-2021..............................         213,378          227,401
                                                                 -------------    -------------
                                                                     9,485,335        9,415,480
                                                                 -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1997 (Unaudited)

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 NOTES:
   $2,000,000    6.85% 2000...................................   $   2,000,000    $   2,014,294
                                                                 -------------    -------------
                 REMIC-PAC'S:
    2,000,000    7.00% Trust #1192-49H Busted PAC 2020........       1,937,969        1,998,860
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................      13,423,304       13,428,634
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.29%
                 MORTGAGE BACKED SECURITIES:
    2,052,874    9.00% 2023...................................       2,119,593        2,165,140
       41,491    9.50% 2019...................................          41,154           44,784
                                                                 -------------    -------------
                                                                     2,160,747        2,209,924
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       2,160,747        2,209,924
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES-2.25%
                 BONDS:
      315,000    6.75% 2026...................................         313,096          310,570
      200,000    8.125% 2021..................................         226,955          227,312
                                                                 -------------    -------------
                                                                       540,051          537,882
                                                                 -------------    -------------
                 NOTES:
    1,050,000    6.25% 2007...................................       1,034,090        1,027,031
    1,290,000    7.125% 1999..................................       1,310,749        1,319,025
      930,000    7.50% 1999...................................         957,975          959,352
                                                                 -------------    -------------
                                                                     3,302,814        3,305,408
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............       3,842,865        3,843,290
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............      19,426,916       19,481,848
                                                                 -------------    -------------
                 TOTAL LONG TERM SECURITIES...................   $ 130,703,937    $ 164,834,368
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-3.41%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-3.32%
   $5,678,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.19%.............   $   5,678,000
                                                                 -------------
                 DIVERSIFIED FINANCE-0.09%
      162,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.31%......................         162,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       5,840,000
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $136,543,937) (b)..........................   $ 170,674,368
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $136,544,476, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $36,539,391
Unrealized depreciation.....................................   (2,409,499)
-------------------------------------------------------------------------
Net Unrealized appreciation.................................  $34,129,892
-------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.69% of net assets as of February 28, 1997.
 (e) The interest rates disclosed for these securities represent the original issue discount yields on the date of acquisition.
 (f) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities.

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  -----------
May 17, 1996           951,693   DLJ Mortgage Acceptance Corp., 7.28% 3-13-2028                                   $ 958,786
March 7, 1996          427,257   Fund America Structured Transactions, L.P., 8.231% 1-1-2033                        310,124
February 13, 1997      500,000   Omnipoint Corp., 11.625% 8-15-2006                                                 508,727

    The value of these securities at February 28, 1997, was $1,779,771, which represents 1.04% of net assets.
 (g) The interest rates disclosed for principal only strips represent effective yields at February 28, 1997. These investments have been identified by portfolio management as illiquid securities. The aggregate value of these securities at February 28, 1997, was $311,898, which represents 0.18% of net assets.
 (h) Security is fully or partially on loan at February 28, 1997. See Note A of accompanying Notes to Financial Statements.
 (i) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at February 28, 1997 was $1,746,994 which represents 1.02% of total net assets.
  * Moody's

FORTIS STOCK FUNDS
VALUE FUND
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-90.94%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              ADVERTISING-PUBLIC RELATIONS-1.38%
      5,500   Interpublic Group of Companies, Inc..........   $    250,008    $    275,688
                                                              ------------    ------------
              AEROSPACE AND EQUIPMENT-0.41%
        800   Boeing Co....................................         63,719          81,400
                                                              ------------    ------------
              BANKS-7.69%
     10,000   Bank of New York Co., Inc....................        263,374         387,500
      3,800   Chase Manhattan Corp.........................        342,654         380,475
      3,300   Citicorp.....................................        263,644         385,275
      4,800   First Bank System, Inc.......................        336,647         376,800
                                                              ------------    ------------
                                                                 1,206,319       1,530,050
                                                              ------------    ------------
              BROADCASTING-1.65%
     10,900   Comcast Corp., Special Class A...............        181,504         194,837
      3,800   Viacom, Inc., Class B (a)....................        140,614         133,950
                                                              ------------    ------------
                                                                   322,118         328,787
                                                              ------------    ------------
              BROKERAGE AND INVESTMENT-0.48%
      1,000   Merrill Lynch & Co., Inc.....................         59,167          96,000
                                                              ------------    ------------
              BUILDING MATERIALS-0.89%
      4,200   Owens Corning................................        163,468         177,975
                                                              ------------    ------------
              BUSINESS SERVICES AND SUPPLIES-1.49%
     12,100   Dun & Bradstreet Corp........................        293,100         296,450
                                                              ------------    ------------
              CHEMICALS-1.81%
     10,300   IMC Global, Inc..............................        388,092         359,212
                                                              ------------    ------------
              CHEMICALS-SPECIALTY-3.87%
     12,000   Cabot Corp...................................        295,954         282,000
      4,700   Mallinckrodt Group, Inc......................        185,174         199,750
      9,400   Sigma-Aldrich Corp...........................        253,081         287,875
                                                              ------------    ------------
                                                                   734,209         769,625
                                                              ------------    ------------
              COMPUTER-SOFTWARE-2.24%
      2,200   Automatic Data Processing, Inc...............         92,317          93,775
      8,400   Fiserv, Inc. (a).............................        302,980         275,100
      2,700   Sterling Software, Inc. (a)..................         84,160          77,287
                                                              ------------    ------------
                                                                   479,457         446,162
                                                              ------------    ------------
              CONTAINERS AND PACKAGING-0.89%
      3,200   Crown Cork & Seal Company, Inc...............        164,411         177,600
                                                              ------------    ------------
              DRUGS-5.35%
      4,900   Abbott Laboratories..........................        264,552         275,625
      7,200   Johnson & Johnson............................        362,217         414,900
      1,900   Pfizer, Inc..................................        167,164         174,087
      2,600   Schering-Plough Corp.........................        150,270         199,225
                                                              ------------    ------------
                                                                   944,203       1,063,837
                                                              ------------    ------------
              ELECTRICAL EQUIPMENT-2.22%
      4,300   General Electric Co..........................        340,863         442,362
                                                              ------------    ------------
              ELECTRONIC-CONTROLS AND EQUIPMENT-0.67%
      3,000   Cooper Industries, Inc.......................        114,820         132,750
                                                              ------------    ------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-4.44%
      6,300   Avnet, Inc...................................        286,126         393,750
      2,400   Intel Corp...................................        339,525         340,500
      6,500   Vishay Intertechnology, Inc..................        135,481         148,688
                                                              ------------    ------------
                                                                   761,132         882,938
                                                              ------------    ------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              FINANCE SERVICES-2.03%
      5,300   Finova Group, Inc............................   $    348,827    $    404,788
                                                              ------------    ------------
              FOOD-6.02%
     10,200   Archer-Daniels-Midland Co....................        217,942         188,700
      7,700   ConAgra, Inc.................................        342,107         408,100
      5,300   Sara Lee Corp................................        181,930         205,375
     11,400   Sysco Corp...................................        357,391         396,150
                                                              ------------    ------------
                                                                 1,099,370       1,198,325
                                                              ------------    ------------
              GLASS AND GLASS PRODUCTS, POTTERY-0.95%
      5,000   Corning, Inc.................................        179,515         188,125
                                                              ------------    ------------
              HEALTH CARE SERVICES-1.78%
      8,450   Columbia/HCA Healthcare Corp.................        294,311         354,900
                                                              ------------    ------------
              HOUSEHOLD PRODUCTS-1.96%
      1,300   Kimberly-Clark Corp..........................        126,958         137,800
      2,100   Procter & Gamble Co..........................        189,122         252,263
                                                              ------------    ------------
                                                                   316,080         390,063
                                                              ------------    ------------
              MACHINERY-0.08%
        700   Pall Corp....................................         17,703          15,225
                                                              ------------    ------------
              MACHINERY-SPECIALTY-0.84%
      2,100   Grainger (W.W.), Inc.........................        151,652         166,425
                                                              ------------    ------------
              MEDICAL SUPPLIES-1.80%
      7,800   Baxter International, Inc....................        316,479         358,800
                                                              ------------    ------------
              METALS-MINING AND MISCELLANEOUS-1.82%
      8,400   Cleveland-Cliffs, Inc........................        332,455         361,200
                                                              ------------    ------------
              MISCELLANEOUS-0.93%
      3,300   Sherwin-Williams Co..........................        185,564         185,213
                                                              ------------    ------------
              NATURAL GAS TRANSMISSIONS-2.29%
      4,600   Enron Corp...................................        200,750         183,425
      6,200   Williams Companies, Inc......................        202,426         271,250
                                                              ------------    ------------
                                                                   403,176         454,675
                                                              ------------    ------------
              OFFICE EQUIPMENT AND SUPPLIES-4.89%
      2,400   International Business Machines Corp.........        239,241         345,000
      6,800   Pitney Bowes, Inc............................        347,539         422,450
      3,300   Xerox Corp...................................        175,140         206,250
                                                              ------------    ------------
                                                                   761,920         973,700
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-3.65%
      6,700   Anadarko Petroleum Corp......................        397,321         376,875
        900   Exxon Corp...................................         77,099          89,888
     13,800   Santa Fe Energy Resources, Inc. (a)..........        198,862         177,675
      4,400   Union Texas Petroleum Holdings, Inc..........         94,576          81,400
                                                              ------------    ------------
                                                                   767,858         725,838
                                                              ------------    ------------
              OIL-REFINING-5.21%
      3,800   Atlantic Richfield Co........................        476,630         475,000
      2,600   Mobil Corp...................................        336,802         319,150
      1,400   Royal Dutch Petroleum Co.....................        245,576         242,200
                                                              ------------    ------------
                                                                 1,059,008       1,036,350
                                                              ------------    ------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-0.85%
      1,700   Emerson Electric Co..........................        145,568         168,300
                                                              ------------    ------------
              PRINTING-1.95%
     18,000   Unisource Worldwide, Inc.....................        358,941         387,000
                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              PUBLISHING-1.41%
      5,400   McGraw Hill Companies, Inc...................   $    263,144    $    280,125
                                                              ------------    ------------
              RAILROAD AND RAILROAD EQUIPMENT-0.88%
      2,100   Burlington Northern Santa Fe Corp............        173,791         174,825
                                                              ------------    ------------
              RECREATION EQUIPMENT-1.43%
     16,200   International Game Technology................        294,768         283,500
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-0.94%
      5,400   Federated Department Stores, Inc. (a)........        168,500         187,650
                                                              ------------    ------------
              RETAIL-SPECIALTY-4.00%
     15,300   AutoZone, Inc. (a)...........................        353,832         378,675
     11,400   Lowe's Companies, Inc........................        387,671         416,100
                                                              ------------    ------------
                                                                   741,503         794,775
                                                              ------------    ------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              TELECOMMUNICATIONS-3.77%
      5,700   Ameritech Corp...............................   $    318,412    $    363,375
      7,500   Nynex Corp...................................        343,905         386,250
                                                              ------------    ------------
                                                                   662,317         749,625
                                                              ------------    ------------
              TOBACCO-2.04%
      3,000   Philip Morris Companies, Inc.................        347,666         405,375
                                                              ------------    ------------
              UTILITIES-TELEPHONE-3.94%
      7,300   SBC Communications, Inc......................        371,016         419,750
      8,000   Sprint Corp..................................        322,640         364,000
                                                              ------------    ------------
                                                                   693,656         783,750
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $ 16,368,858    $ 18,089,388
                                                              ------------    ------------
                                                              ------------    ------------

PREFERRED STOCKS-1.82%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              PAPER-1.82%
    11,800    James River Corp. of Virginia Conv. Ser P....   $   328,611     $   361,375
                                                              ------------    ------------
              TOTAL LONG-TERM INVESTMENTS..................   $16,697,469     $18,450,763
                                                              ------------    ------------
                                                              ------------    ------------

SHORT-TERM INVESTMENTS-7.07%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (c)
   ---------                                                   ------------
               BANKS-4.49%
   $893,598    First Trust Money Market Variable Rate Time
                 Deposit, Current rate -- 5.19%.............   $   893,598
                                                               ------------
               DIVERSIFIED FINANCE-0.57%
    113,000    Associates Corp. Master Variable Rate Note,
                 Current rate -- 5.31%......................       113,000
                                                               ------------
               U.S. GOVERNMENT AGENCY-2.01%
    400,000    Federal Home Loan Mortgage Corp., 5.29%,
                 3-4-1997...................................       399,769
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................     1,406,367
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $18,103,836) (b)...........................   $19,857,130
                                                               ------------
                                                               ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $18,107,660 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $1,972,069
Unrealized depreciation.....................................    (222,599)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $1,749,470
------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.22% of net assets as of February 28, 1997.

FORTIS STOCK FUNDS
GROWTH & INCOME FUND
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-74.58%

--------------------------------------------------------------------------------
                                                                               Market
   Shares                                                     Cost (b)       Value (c)
   -------                                                   -----------    ------------
             AEROSPACE AND EQUIPMENT-1.77%
    2,700    United Technologies Corp.....................   $   161,743    $    203,175
                                                             -----------    ------------
             AUTOMOBILE AND MOTOR VEHICLE PARTS-1.77%
    2,000    Genuine Parts Co.............................        89,495          93,500
    2,800    Tenneco, Inc.................................       122,482         110,250
                                                             -----------    ------------
                                                                 211,977         203,750
                                                             -----------    ------------
             BANKS-4.33%
    4,700    Banc One Corp................................       189,101         207,387
    2,000    Chase Manhattan Corp.........................       160,880         200,250
    2,000    Union Planters Corp..........................        69,432          89,500
                                                             -----------    ------------
                                                                 419,413         497,137
                                                             -----------    ------------
             BUSINESS SERVICES AND SUPPLIES-0.52%
    1,200    Omnicom Group, Inc...........................        50,206          59,550
                                                             -----------    ------------
             DIVERSIFIED COMPANIES-1.99%
    1,200    Chemed Corp..................................        46,998          44,250
    2,000    Minnesota Mining and Manufacturing Co........       134,177         184,000
                                                             -----------    ------------
                                                                 181,175         228,250
                                                             -----------    ------------
             DRUGS-8.66%
    1,900    Abbott Laboratories..........................        85,562         106,875
    3,000    American Home Products Corp..................       172,518         192,000
    2,600    Lilly (Eli) & Co., Inc.......................       170,432         227,175
    2,200    Merck & Co., Inc.............................       160,731         202,400
    1,300    Pfizer, Inc..................................        96,406         119,112
    4,000    Pharmacia and UpJohn, Inc....................       162,872         147,500
                                                             -----------    ------------
                                                                 848,521         995,062
                                                             -----------    ------------
             ELECTRICAL EQUIPMENT-1.52%
    1,700    General Electric Co..........................       151,090         174,887
                                                             -----------    ------------
             FINANCE SERVICES-8.20%
    2,000    American Express Co..........................        98,542         130,750
    2,400    Beneficial Corp..............................       138,400         165,900
    3,000    Federal National Mortgage Association........       105,948         120,000
    1,800    Green Tree Financial Corp....................        61,517          67,500
    2,000    Household International, Inc.................       149,233         193,750
    4,312    MBNA Corp....................................        93,145         137,984
    1,200    Student Loan Marketing Association...........        88,482         127,050
                                                             -----------    ------------
                                                                 735,267         942,934
                                                             -----------    ------------
             FOOD-3.40%
    3,600    ConAgra, Inc.................................       165,463         190,800
    4,800    Heinz (H.J.) Co..............................       163,457         199,800
                                                             -----------    ------------
                                                                 328,920         390,600
                                                             -----------    ------------
             HAND TOOLS AND GENERAL HARDWARE-1.69%
    5,000    Snap-On, Inc.................................       163,434         194,375
                                                             -----------    ------------
             HOUSEHOLD PRODUCTS-0.94%
      900    Clorox Co....................................        78,879         107,550
                                                             -----------    ------------
             INSURANCE-1.09%
    3,000    Safeco Corp..................................       101,625         125,250
                                                             -----------    ------------
             MACHINERY-OIL AND WELL-1.43%
    2,650    Dresser Industries, Inc......................        75,656          80,494
    1,300    Halliburton Co...............................        73,240          84,012
                                                             -----------    ------------
                                                                 148,896         164,506
                                                             -----------    ------------

                                                                               Market
   Shares                                                     Cost (b)       Value (c)
   -------                                                   -----------    ------------
             MEDICAL SUPPLIES-1.60%
    4,000    Baxter International, Inc....................   $   172,090    $    184,000
                                                             -----------    ------------
             NATURAL GAS TRANSMISSIONS-7.22%
    3,786    El Paso Natural Gas Co.......................       153,996         203,024
    2,500    Enron Corp...................................        97,732          99,687
    4,600    PanEnergy Corp...............................       153,189         196,075
    3,400    Sonat, Inc...................................       141,916         156,400
    4,000    Williams Companies, Inc......................       133,947         175,000
                                                             -----------    ------------
                                                                 680,780         830,186
                                                             -----------    ------------
             OIL-CRUDE PETROLEUM AND GAS-5.39%
    1,700    Amoco Corp...................................       127,762         143,650
    3,000    Baker Hughes, Inc............................       108,183         106,500
    1,300    Exxon Corp...................................       107,015         129,838
    1,500    Kerr-McGee Corp..............................        98,350          93,938
    9,200    Monterey Resources, Inc. (a).................       143,049         144,900
                                                             -----------    ------------
                                                                 584,359         618,826
                                                             -----------    ------------
             OIL-REFINING-1.07%
    1,000    Mobil Corp...................................       129,318         122,750
                                                             -----------    ------------
             PUBLISHING-1.71%
    2,500    McGraw Hill Companies, Inc...................       109,058         129,688
    1,800    Readers Digest Association, Inc., Class A....        80,215          67,275
                                                             -----------    ------------
                                                                 189,273         196,963
                                                             -----------    ------------
             RAILROAD AND RAILROAD EQUIPMENT-0.85%
    5,500    Tranz Rail Holdings, Ltd. ADR (a)............        74,375          97,625
                                                             -----------    ------------
             REAL ESTATE-INVESTMENT TRUST-5.59%
    6,000    Beacon Properties Corp.......................       193,080         213,750
    1,700    Crescent Real Estate Equities Trust..........        89,828          93,075
    5,000    Excel Realty Trust, Inc......................       125,000         122,500
    3,000    Highwoods Properties, Inc....................        91,535         103,500
    3,000    Spieker Properties, Inc......................       105,040         109,125
                                                             -----------    ------------
                                                                 604,483         641,950
                                                             -----------    ------------
             RETAIL-DEPARTMENT STORES-0.99%
    2,100    Sears Roebuck & Co...........................       104,177         113,926
                                                             -----------    ------------
             RETAIL-SPECIALTY-2.20%
    5,400    Intimate Brands, Inc.........................        90,921         105,300
    3,500    Rite Aid Corp................................       130,393         147,438
                                                             -----------    ------------
                                                                 221,314         252,738
                                                             -----------    ------------
             TOBACCO-2.93%
    2,800    American Brands, Inc.........................       133,754         147,350
    1,400    Philip Morris Companies, Inc.................       137,718         189,175
                                                             -----------    ------------
                                                                 271,472         336,525
                                                             -----------    ------------
             TRANSPORTATION-0.96%
    5,000    Knightsbridge Tankers Ltd. (a)...............       100,000         110,625
                                                             -----------    ------------
             UTILITIES-TELEPHONE-6.76%
    8,000    Deutsche Telekom AG ADR (a)..................       151,120         155,000
    5,000    Frontier Corp................................       142,095         110,625
    4,000    GTE Corp.....................................       180,648         187,000
    2,200    Sprint Corp..................................        82,114         100,100
    1,300    Telecom Corp. of New Zealand Ltd. ADR........        95,194          93,925
    3,600    U.S. West Communications Group...............       111,834         129,600
                                                             -----------    ------------
                                                                 763,005         776,250
                                                             -----------    ------------
             TOTAL COMMON STOCKS..........................   $ 7,475,792    $  8,569,390
                                                             -----------    ------------
                                                             -----------    ------------

PREFERRED STOCKS-3.75%

--------------------------------------------------------------------------------
                                                                             Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                   ---------    ------------
             CONTAINERS AND PACKAGING-1.13%
    2,500    Crown Cork and Seal Co, Inc., Convertible Pfd
               4.50%......................................   $113,241     $   129,375
                                                             ---------    ------------
             INSURANCE-2.20%
    6,000    Sunamerica, Inc., Convertible Preferred 8.50%
               (a)........................................    231,636         252,750
                                                             ---------    ------------
             OIL-CRUDE PETROLEUM AND GAS-0.42%
    1,000    Nuevo Energy Co., Convertible Preferred Ser
               A..........................................     50,000          48,750
                                                             ---------    ------------
             TOTAL PREFERRED STOCKS.......................   $394,877     $   430,875
                                                             ---------    ------------
                                                             ---------    ------------

CORPORATE BONDS-INVESTMENT GRADE-1.80%

--------------------------------------------------------------------------------
                                                                Standard
   Principal                                                    & Poor's                        Market
    Amount                                                       Rating        Cost (b)       Value (c)
   ---------                                                  -------------   -----------    ------------
               WASTE DISPOSAL-1.80%
   $200,000    USA Waste Services, Inc., 4.00% Convertibe
                 Sub Note 2-1-2002..........................         BBB-     $  203,875     $   206,750
                                                                              -----------    ------------
               TOTAL LONG-TERM INVESTMENTS..................                  $8,074,544     $ 9,207,015
                                                                              -----------    ------------
                                                                              -----------    ------------

SHORT-TERM INVESTMENTS-19.94%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (c)
   ---------                                                   ------------
               BANKS-3.62%
   $416,000    First Trust Money Market Variable Rate Time
                 Deposit, Current rate -- 5.19%.............   $   416,000
                                                               ------------
               DIVERSIFIED FINANCE-4.15%
    477,000    Associates Corp. Master Variable Rate Note,
                 Current rate -- 5.31%......................       477,000
                                                               ------------
               U.S. GOVERNMENT AGENCY-9.55%
    200,000    Federal Home Loan Mortgage Corp., 5.27%,
                 3-19-1997..................................       199,453
    900,000    Federal Home Loan Mortgage Corp., 5.30%,
                 3-13-1997..................................       898,308
                                                               ------------
                                                                 1,097,761
                                                               ------------
               U.S. OTHER DIRECT FEDERAL OBLIGATIONS-2.61%
    300,000    Federal Home Loan Bank, 5.38%, 3-3-1997......       299,868
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................     2,290,629
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $10,365,173) (b)...........................   $11,497,644
                                                               ------------
                                                               ------------

 (a) Presently non-income producing.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $10,365,173, and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $1,257,346
Unrealized depreciation.....................................    (124,875)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $1,132,471
------------------------------------------------------------------------

 (c) See Note A of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.98% of net assets as of February 28, 1997.

FORTIS STOCK FUNDS
CAPITAL FUND
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-92.85%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-1.04%
      63,000   Magna International, Inc. Class A............   $   2,984,455    $   3,307,500
                                                               -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-2.12%
      53,000   Amgen, Inc. (a)..............................       2,949,608        3,239,625
      93,000   Centocor, Inc. (a)...........................       3,262,209        3,522,375
                                                               -------------    -------------
                                                                   6,211,817        6,762,000
                                                               -------------    -------------
               BUSINESS SERVICES AND SUPPLIES-4.17%
      96,000   Ceridian Corp. (a) (e).......................       4,243,480        3,756,000
     172,012   First Data Corp. (e).........................       3,359,653        6,299,939
      66,000   Ingram Micro, Inc. Class A (a)...............       1,310,320        1,501,500
     118,000   Wackenhut Corp. Class B......................       2,832,064        1,711,000
                                                               -------------    -------------
                                                                  11,745,517       13,268,439
                                                               -------------    -------------
               CHEMICALS-1.07%
      94,000   Monsanto Co..................................       3,887,255        3,419,250
                                                               -------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-1.76%
     101,000   Cisco Systems, Inc. (a)......................       1,214,839        5,618,126
                                                               -------------    -------------
               COMPUTER-SOFTWARE-7.80%
      93,000   Fiserv, Inc. (a).............................       3,526,575        3,045,750
     106,000   Microsoft Corp. (a) (e)......................         940,229       10,335,000
     112,000   Oracle Corp. (a).............................         497,564        4,396,000
     189,956   Sterling Commerce, Inc. (a)..................       6,175,479        5,508,724
      54,300   Sterling Software, Inc. (a)..................       1,538,441        1,554,337
                                                               -------------    -------------
                                                                  12,678,288       24,839,811
                                                               -------------    -------------
               CONSTRUCTION-0.83%
      44,000   Fluor Corp...................................       3,260,826        2,667,500
                                                               -------------    -------------
               CONTAINERS AND PACKAGING-1.04%
      59,400   Crown Cork & Seal Company, Inc. (e)                 2,750,088        3,296,700
                                                               -------------    -------------
               DRUGS-3.00%
      64,000   Biovail Corp. International (a) (e)..........       1,944,765        1,544,000
      95,800   Forest Laboratories, Inc. (a)................       3,587,967        3,652,375
      44,600   Teva Pharmaceutical Industries Ltd. ADR
                 (e)........................................       2,214,162        2,756,837
      19,000   Warner-Lambert Co............................       1,600,972        1,596,000
                                                               -------------    -------------
                                                                   9,347,866        9,549,212
                                                               -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.82%
      48,000   Intel Corp...................................       3,208,446        6,810,000
      95,700   Motorola, Inc................................       3,871,447        5,347,238
                                                               -------------    -------------
                                                                   7,079,893       12,157,238
                                                               -------------    -------------
               FINANCE SERVICES-10.94%
     266,000   Federal National Mortgage Association........       2,327,500       10,640,000
     220,076   Green Tree Financial Corp....................       2,914,970        8,252,850
     331,000   MBNA Corp....................................       3,166,667       10,592,000
      68,000   MGIC Investment Corp. (e)....................       4,567,635        5,346,500
                                                               -------------    -------------
                                                                  12,976,772       34,831,350
                                                               -------------    -------------
               HEALTH CARE SERVICES-6.51%
      60,000   Cardinal Health, Inc. (e)....................       3,060,700        3,690,000
     160,500   Columbia/HCA Healthcare Corp. (e)............       4,550,799        6,741,000
      62,500   Oxford Health Plans, Inc. (a)................       2,768,578        3,484,375
      48,800   PacifiCare Health Systems, Inc. (a) (e)             3,430,660        4,087,000

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
      54,500   United Healthcare Corp. (e)..................   $   2,775,129    $   2,718,188
                                                               -------------    -------------
                                                                  16,585,866       20,720,563
                                                               -------------    -------------
               HOTEL AND GAMING-2.89%
     231,000   Mirage Resorts, Inc. (a).....................       2,603,580        5,746,125
      91,000   Sun International Hotels, Ltd. (a) (e).......       4,349,186        3,458,000
                                                               -------------    -------------
                                                                   6,952,766        9,204,125
                                                               -------------    -------------
               INSURANCE-3.23%
      85,000   American International Group, Inc............       8,384,934       10,285,000
                                                               -------------    -------------
               MEDICAL TECHNOLOGY-5.12%
     102,500   Boston Scientific Corp. (a) (e)..............       4,200,989        6,790,625
     110,900   Depuy, Inc. (a)..............................       1,940,750        2,384,350
     110,000   Medtronic, Inc. (and rights).................       1,296,332        7,122,500
                                                               -------------    -------------
                                                                   7,438,071       16,297,475
                                                               -------------    -------------
               OIL AND GAS FIELD SERVICES-3.25%
      38,000   Camco International, Inc. (e)................       1,626,450        1,467,750
      78,400   Precision Drilling Corp. (a).................       2,825,513        3,136,000
      57,000   Schlumberger, Ltd............................       5,063,906        5,735,625
                                                               -------------    -------------
                                                                   9,515,869       10,339,375
                                                               -------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-3.06%
      46,200   Noble Affiliates, Inc........................       2,044,557        1,801,800
     123,600   Nuevo Energy Co. (a).........................       4,492,200        5,129,400
     219,000   Santa Fe Energy Resources, Inc. (a)..........       3,180,820        2,819,625
                                                               -------------    -------------
                                                                   9,717,577        9,750,825
                                                               -------------    -------------
               PAPER-1.08%
      98,000   U.S. Filter Corp. (a) (e)....................       3,084,224        3,430,000
                                                               -------------    -------------
               RETAIL-DEPARTMENT STORES-2.75%
     190,400   Kohl's Corp. (a).............................       3,718,455        8,758,400
                                                               -------------    -------------
               RETAIL-SPECIALTY-10.38%
      73,200   AutoZone, Inc. (a) (e).......................       1,392,996        1,811,700
     187,000   Costco Companies, Inc. (a)...................       3,860,497        4,791,875
     271,050   CUC International, Inc. (a) (e)..............       3,015,426        6,471,319
     157,066   Home Depot, Inc. (e).........................       2,190,591        8,560,097
      84,000   Lowe's Companies, Inc........................       3,350,997        3,066,000
     116,025   Office Depot, Inc. (a).......................       1,053,264        2,204,475
     141,000   Pep Boys-Manny Moe & Jack....................       2,606,629        4,600,125
      71,000   Staples, Inc. (a) (e)........................       1,572,265        1,535,375
                                                               -------------    -------------
                                                                  19,042,665       33,040,966
                                                               -------------    -------------
               TELECOMMUNICATION EQUIPMENT-4.15%
     166,000   Ericsson (L.M.) Telephone Co. Class B ADR....       1,988,217        5,236,781
     200,000   Tellabs, Inc.(a).............................       3,223,783        7,975,000
                                                               -------------    -------------
                                                                   5,212,000       13,211,781
                                                               -------------    -------------
               TELEPHONE SERVICES-5.92%
     125,000   360 Communications Co. (a)...................       3,009,288        2,703,125
     204,000   AirTouch Communications, Inc. (a)............       5,406,392        5,559,000
     398,000   WorldCom, Inc. (a) (e).......................       2,141,240       10,596,750
                                                               -------------    -------------
                                                                  10,556,920       18,858,875
                                                               -------------    -------------
               TOYS-2.02%
     258,043   Mattel, Inc. (e).............................       1,407,005        6,418,820
                                                               -------------    -------------

--------------------------------------------------------------------------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               UTILITIES-ELECTRIC-2.71%
      94,000   AES Corp. (a)................................   $   4,379,888    $   6,145,250
     166,000   Tucson Electric Power Co. (a) (e)............       2,771,223        2,490,000
                                                               -------------    -------------
                                                                   7,151,111        8,635,250
                                                               -------------    -------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               UTILITIES-TELEPHONE-1.16%
      38,000   Telebras ADR (e).............................   $   3,275,790    $   3,686,000
                                                               -------------    -------------
               WASTE DISPOSAL-1.03%
      91,000   U.S.A. Waste Services, Inc. (a) (e)..........       3,250,984        3,276,000
                                                               -------------    -------------
               TOTAL COMMON STOCKS..........................   $ 189,431,853    $ 295,630,581
                                                               -------------    -------------
                                                               -------------    -------------

SHORT-TERM INVESTMENTS-7.21%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-4.22%
   $13,433,802    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.19%.............   $  13,433,802
                                                                  -------------
                  DIVERSIFIED FINANCE-0.61%
     1,926,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.31%......................       1,926,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-2.38%
     5,900,000    Federal Home Loan Mortgage Corp., 5.24%,
                    3-17-1997..................................       5,885,651
     1,700,000    Federal Home Loan Mortgage Corp., 5.28%,
                    3-19-1997..................................       1,699,018
                                                                  -------------
                                                                      7,584,669
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      22,944,471
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $212,376,324) (b)..........................   $ 318,575,052
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1996, the cost of securities for federal income tax purposes was $212,376,324 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $113,041,972
Unrealized depreciation.....................................    (6,843,244)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $106,198,728
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.06% of net assets as of February 28, 1997.
 (e) Security is fully or partially on loan at February 28, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
FIDUCIARY FUND, INC.
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-95.79%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              AUTOMOBILE AND MOTOR VEHICLE PARTS-1.05%
     16,000   Magna International, Inc. Class A............   $    757,466    $    840,000
                                                              ------------    ------------
              BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-2.04%
     13,000   Amgen, Inc. (a)..............................        723,457         794,625
     22,000   Centocor, Inc. (a)...........................        771,685         833,250
                                                              ------------    ------------
                                                                 1,495,142       1,627,875
                                                              ------------    ------------
              BROADCASTING-1.41%
     33,300   Central European Media Enterprises Ltd.,
                Class A (a)................................        915,750       1,123,875
                                                              ------------    ------------
              BUSINESS SERVICES AND SUPPLIES-4.13%
     24,000   Ceridian Corp. (a) (d).......................      1,065,952         939,000
     43,000   First Data Corp. (d).........................        825,030       1,574,875
     16,000   Ingram Micro, Inc., Class A (a)..............        318,024         364,000
     29,000   Wackenhut Corp., Class B.....................        696,052         420,500
                                                              ------------    ------------
                                                                 2,905,058       3,298,375
                                                              ------------    ------------
              CHEMICALS-1.05%
     23,000   Monsanto Co..................................        950,525         836,625
                                                              ------------    ------------
              COMPUTER-COMMUNICATIONS EQUIPMENT-1.81%
     26,000   Cisco Systems, Inc. (a)......................        315,255       1,446,250
                                                              ------------    ------------
              COMPUTER-SOFTWARE-8.91%
     20,000   BMC Software, Inc. (a) (d)...................        295,203         856,250
     23,000   Fiserv, Inc. (a).............................        872,119         753,250
     26,000   Microsoft Corp. (a) (d)......................        240,741       2,535,000
     28,000   Oracle Corp. (a).............................        112,000       1,099,000
     47,000   Sterling Commerce, Inc. (a)..................        554,543       1,363,000
     18,100   Sterling Software, Inc. (a)..................        123,557         518,112
                                                              ------------    ------------
                                                                 2,198,163       7,124,612
                                                              ------------    ------------
              CONSTRUCTION-0.83%
     11,000   Fluor Corp. (d)..............................        815,209         666,875
                                                              ------------    ------------
              CONTAINERS AND PACKAGING-1.00%
     14,400   Crown Cork & Seal Company, Inc. (d)..........        666,688         799,200
                                                              ------------    ------------
              COSMETICS AND SUNDRIES-1.03%
     50,000   Ultrafem, Inc. (a) (d).......................        979,375         825,000
                                                              ------------    ------------
              DRUGS-2.21%
     16,000   Biovail Corp. International (a) (d)..........        488,168         386,000
     25,300   Forest Laboratories, Inc. (a)................        947,014         964,562
      5,000   Warner-Lambert Co............................        421,309         420,000
                                                              ------------    ------------
                                                                 1,856,491       1,770,562
                                                              ------------    ------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-3.77%
     12,000   Intel Corp...................................        594,122       1,702,500
     23,400   Motorola, Inc................................        943,794       1,307,475
                                                              ------------    ------------
                                                                 1,537,916       3,009,975
                                                              ------------    ------------
              FINANCE SERVICES-11.08%
     40,000   Emergent Group, Inc. (a).....................        460,000         580,000
     59,200   Federal National Mortgage Association........        518,000       2,368,000
     50,944   Green Tree Financial Corp....................        669,081       1,910,400
     83,250   MBNA Corp....................................        805,564       2,664,000
     17,000   MGIC Investment Corp. (d)....................      1,146,710       1,336,625
                                                              ------------    ------------
                                                                 3,599,355       8,859,025
                                                              ------------    ------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              HEALTH CARE SERVICES-6.22%
     15,000   Cardinal Health, Inc.........................   $    765,175    $    922,500
     37,800   Columbia/HCA Healthcare Corp. (d)............      1,063,738       1,587,600
     15,500   Oxford Health Plans, Inc. (a)................        707,813         864,125
     12,200   PacifiCare Health Systems, Inc. (a) (d)......        941,410       1,021,750
     11,600   United Healthcare Corp.......................        605,989         578,550
                                                              ------------    ------------
                                                                 4,084,125       4,974,525
                                                              ------------    ------------
              HOTEL AND GAMING-3.75%
     14,000   HFS, Inc. (a) (d)............................        818,976         959,000
     48,500   Mirage Resorts, Inc. (a).....................        546,510       1,206,437
     22,000   Sun International Hotels Ltd. (a)............      1,052,175         836,000
                                                              ------------    ------------
                                                                 2,417,661       3,001,437
                                                              ------------    ------------
              INSURANCE-3.18%
     21,000   American International Group, Inc. (d).......      2,079,064       2,541,000
                                                              ------------    ------------
              MEDICAL SUPPLIES-0.63%
     20,000   Steris Corp. (a).............................        678,268         505,000
                                                              ------------    ------------
              MEDICAL TECHNOLOGY-4.95%
     24,800   Boston Scientific Corp. (a) (d)..............      1,017,287       1,643,000
     26,200   Depuy, Inc. (a)..............................        458,500         563,300
     27,000   Medtronic, Inc. (and rights).................        323,219       1,748,250
                                                              ------------    ------------
                                                                 1,799,006       3,954,550
                                                              ------------    ------------
              OIL AND GAS FIELD SERVICES-2.79%
      9,000   Camco International, Inc.....................        385,221         347,625
     19,400   Precision Drilling Corp. (a).................        703,289         776,000
     11,000   Schlumberger, Ltd............................      1,027,851       1,106,875
                                                              ------------    ------------
                                                                 2,116,361       2,230,500
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-2.96%
     11,100   Noble Affiliates, Inc. (d)...................        491,220         432,900
     29,800   Nuevo Energy Co. (a).........................      1,082,036       1,236,700
     54,000   Santa Fe Energy Resources, Inc. (a) (d)......        785,111         695,250
                                                              ------------    ------------
                                                                 2,358,367       2,364,850
                                                              ------------    ------------
              OIL-OFFSHORE DRILLING-1.14%
     27,000   Falcon Drilling Co. (a) (d)..................        791,974         914,625
                                                              ------------    ------------
              PAPER-1.05%
     24,000   U.S. Filter Corp. (a) (d)....................        755,282         840,000
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-2.13%
     37,000   Kohl's Corp. (a).............................        722,598       1,702,000
                                                              ------------    ------------
              RETAIL-SPECIALTY-9.90%
     15,000   AutoZone, Inc. (a) (d).......................        285,450         371,250
     47,000   Costco Companies, Inc. (a)...................      1,057,575       1,204,375
     68,075   CUC International, Inc. (a) (d)..............        825,956       1,625,291
     39,033   Home Depot, Inc..............................        962,755       2,127,299
     20,000   Lowe's Companies, Inc........................        799,036         730,000
     23,350   Office Depot, Inc. (a).......................        207,202         443,650
     31,900   Pep Boys-Manny Moe & Jack....................        589,736       1,040,738
     17,000   Staples, Inc. (a) (d)........................        376,457         367,625
                                                              ------------    ------------
                                                                 5,104,167       7,910,228
                                                              ------------    ------------
              TELECOMMUNICATION EQUIPMENT-3.91%
     41,000   Ericsson (L.M.) Telephone Co., Class B ADR...        473,513       1,293,422
     46,000   Tellabs, Inc. (a)............................        745,576       1,834,250
                                                              ------------    ------------
                                                                 1,219,089       3,127,672
                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              TELEPHONE SERVICES-6.02%
     30,000   360 Communications Co. (a)...................   $    722,229    $    648,750
     51,000   Air Touch Communications, Inc. (a) (d).......      1,361,108       1,389,750
     10,000   LCI International, Inc. (a) (d)..............        290,717         190,000
     97,008   WorldCom, Inc. (a) (d).......................        511,254       2,582,838
                                                              ------------    ------------
                                                                 2,885,308       4,811,338
                                                              ------------    ------------
              TOYS-1.99%
     64,057   Mattel, Inc..................................        377,073       1,593,418
                                                              ------------    ------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              UTILITIES-ELECTRIC-2.72%
     24,000   AES Corp. (a)................................   $  1,122,352    $  1,569,000
     40,100   Tucson Electric Power Co. (a) (d)............        669,426         601,500
                                                              ------------    ------------
                                                                 1,791,778       2,170,500
                                                              ------------    ------------
              UTILITIES-TELEPHONE-1.09%
      9,000   Telebras ADR (d).............................        775,845         873,000
                                                              ------------    ------------
              WASTE DISPOSAL-1.04%
     23,000   U.S.A. Waste Services, Inc. (a) (d)..........        821,698         828,000
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $ 49,770,057    $ 76,570,892
                                                              ------------    ------------
                                                              ------------    ------------

SHORT-TERM INVESTMENTS-4.25%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-4.25%
   $3,394,941    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.19%.............   $ 3,394,941
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $53,164,998) (b)...........................   $79,965,833
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $53,164,998 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $29,091,887
Unrealized depreciation.....................................   (2,291,052)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $26,800,835
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Security is fully or partially on loan at February 28, 1997 See Note 1 of accompanying Notes to Financial Statements.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.05% of net assets as of February 28, 1997.

FORTIS STOCK FUNDS
GROWTH FUND, INC.
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-93.37%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 APPAREL-1.27%
       190,000   Tommy Hilfiger Corp. (a).....................   $   6,413,521    $  10,378,750
                                                                 -------------    -------------
                 BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-3.19%
       100,400   BioChem Pharma, Inc. (a).....................       4,220,542        5,321,200
       275,000   Biogen, Inc. (a).............................       7,347,563       13,543,750
       281,600   Genzyme Corp. (a)............................       8,570,619        7,251,200
                                                                 -------------    -------------
                                                                    20,138,724       26,116,150
                                                                 -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-3.37%
       392,400   AccuStaff, Inc. (a)..........................      10,058,822        8,142,300
       215,000   Danka Business Systems plc ADR...............       9,155,328        9,003,125
       285,460   First Data Corp..............................       5,788,380       10,454,972
                                                                 -------------    -------------
                                                                    25,002,530       27,600,397
                                                                 -------------    -------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-7.83%
       430,200   3Com Corp. (a)...............................       2,003,957       14,243,653
       148,500   Ascend Communications, Inc. (a)..............       5,659,780        7,759,125
       163,800   Cascade Communications Corp. (a)                    7,828,419        5,057,325
       479,100   Cisco Systems, Inc. (a)......................         849,654       26,649,937
       212,000   FORE Systems, Inc. (a).......................       6,736,953        7,102,000
        59,600   U.S. Robotics Corp. (a)......................       3,843,921        3,326,425
                                                                 -------------    -------------
                                                                    26,922,684       64,138,465
                                                                 -------------    -------------
                 COMPUTER-SOFTWARE-14.25%
       508,400   BMC Software, Inc. (a).......................       5,492,697       21,765,875
       471,300   Informix Corp. (a)...........................       5,216,588        8,188,837
       256,400   Microsoft Corp. (a)..........................       5,382,651       24,999,000
       628,850   Oracle Corp. (a).............................       2,530,625       24,682,362
       413,000   Parametric Technology Corp. (a)..............       5,983,603       23,282,875
       259,435   Sterling Commerce, Inc. (a)..................       5,868,577        7,523,602
       122,300   Sterling Software, Inc. (a)..................       3,164,478        3,500,837
        48,350   Veritas Software Corp. (a)...................       2,213,287        1,535,112
        35,500   Viasoft, Inc. (a)............................       2,131,243        1,278,000
                                                                 -------------    -------------
                                                                    37,983,749      116,756,500
                                                                 -------------    -------------
                 ELECTRONIC COMPONENTS-1.85%
       287,100   Solectron Corp. (a)..........................       7,702,224       15,180,412
                                                                 -------------    -------------
                 ELECTRICAL EQUIPMENT-0.13%
        62,000   Chicago Miniature Lamp, Inc. (a).............       2,071,716        1,054,000
                                                                 -------------    -------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.64%
        94,900   Intel Corp...................................       2,490,817       13,463,937
                                                                 -------------    -------------
                 FINANCE SERVICES-11.79%
        79,300   Advanta Corp., Class B.......................       3,935,263        3,181,912
        75,000   American Express Co..........................       4,327,568        4,903,125
       330,200   Capital One Financial Corp...................      10,009,655       13,125,450
       370,000   Federal National Mortgage Association........      13,903,689       14,800,000
       290,000   First USA, Inc...............................       8,397,580       14,101,250
       357,000   Franklin Resources, Inc......................       3,567,571       20,884,500
       401,000   Green Tree Financial Corp....................      13,255,860       15,037,500
       331,500   MBNA Corp....................................       8,309,637       10,608,000
                                                                 -------------    -------------
                                                                    65,706,823       96,641,737
                                                                 -------------    -------------
                 HEALTH CARE SERVICES-7.76%
       203,000   HBO & Co.....................................       4,945,695       11,697,875
       534,000   Medpartners, Inc. (a)........................      13,923,756       11,748,000

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
       298,000   Oxford Health Plans, Inc. (a)................   $   6,578,590    $  16,613,500
       110,000   PacifiCare Health Systems, Inc. (a)                 6,356,484        9,212,500
       205,100   PhyCor, Inc. (a).............................       6,369,298        6,229,912
       162,500   United Healthcare Corp.......................       5,954,993        8,104,688
                                                                 -------------    -------------
                                                                    44,128,816       63,606,475
                                                                 -------------    -------------
                 HOTEL AND GAMING-1.74%
       166,000   HFS, Inc. (a)................................       9,796,395       11,371,000
        82,500   Promus Hotel Corp. (a).......................       1,449,428        2,918,438
                                                                 -------------    -------------
                                                                    11,245,823       14,289,438
                                                                 -------------    -------------
                 MACHINERY-OIL AND WELL-4.35%
        65,000   Cooper Cameron Corp. (a).....................       4,789,876        4,257,500
       130,000   Dresser Industries, Inc......................       4,571,736        3,948,750
       397,000   Input/Output, Inc. (a).......................       8,968,629        8,485,875
       451,700   Petroleum Geo-Services ADR (a)...............      11,492,122       18,971,400
                                                                 -------------    -------------
                                                                    29,822,363       35,663,525
                                                                 -------------    -------------
                 MEDICAL SUPPLIES-0.69%
       223,000   Steris Corp. (a).............................       7,598,388        5,630,750
                                                                 -------------    -------------
                 MEDICAL TECHNOLOGY-1.46%
       185,000   Medtronic, Inc. (and rights).................      11,106,303       11,978,750
                                                                 -------------    -------------
                 OIL AND GAS FIELD SERVICES-1.37%
        80,000   Schlumberger, Ltd............................       7,819,893        8,050,000
        78,300   Smith International, Inc. (a)................       2,985,057        3,180,938
                                                                 -------------    -------------
                                                                    10,804,950       11,230,938
                                                                 -------------    -------------
                 OIL-CRUDE PETROLEUM AND GAS-0.24%
        35,000   Anadarko Petroleum Corp......................       2,087,817        1,968,750
                                                                 -------------    -------------
                 OIL-OFFSHORE DRILLING-2.20%
        56,000   ENSCO International, Inc. (a)................       2,379,986        2,429,000
       229,000   Falcon Drilling Co. (a)......................       7,260,156        7,757,375
       234,000   Noble Drilling Corp. (a).....................       4,121,568        4,153,500
        66,700   Transocean Offshore, Inc.....................       3,849,044        3,726,863
                                                                 -------------    -------------
                                                                    17,610,754       18,066,738
                                                                 -------------    -------------
                 RESTAURANTS AND FRANCHISING-3.56%
       333,600   Lone Star Steakhouse & Saloon, Inc. (a)......       5,339,250        8,840,400
       314,700   Outback Steakhouse, Inc. (a).................       4,826,413        7,513,463
       380,300   Starbucks Corp. (a)..........................       6,435,158       12,787,588
                                                                 -------------    -------------
                                                                    16,600,821       29,141,451
                                                                 -------------    -------------
                 RETAIL-DEPARTMENT STORES-1.49%
       264,600   Kohl's Corp. (a).............................       4,252,122       12,171,600
                                                                 -------------    -------------
                 RETAIL-SPECIALTY-7.96%
        99,400   Barnes & Noble, Inc. (a).....................       2,604,572        3,280,200
       720,675   CUC International, Inc. (a)..................       8,348,471       17,206,116
       208,715   Home Depot, Inc..............................       1,650,759       11,374,968
       467,375   Office Depot, Inc. (a).......................       4,470,750        8,880,125
       217,000   Republic Industries, Inc. (a)................       7,412,510        7,703,500
       624,375   Staples, Inc. (a)............................       7,615,944       13,502,109
       114,100   West Marine, Inc. (a)........................       4,054,329        3,308,900
                                                                 -------------    -------------
                                                                    36,157,335       65,255,918
                                                                 -------------    -------------
                 SHIP BUILDING, SHIPPING-0.48%
        91,000   Tidewater, Inc...............................       3,971,428        3,913,000
                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 SHOES AND LEATHER-1.01%
       115,000   Nike, Inc., Class B..........................   $   6,753,739    $   8,265,625
                                                                 -------------    -------------
                 TELECOMMUNICATION EQUIPMENT-7.39%
       466,000   ADC Telecommunications, Inc. (a).............       7,581,716       12,582,000
       199,500   Andrew Corp. (a).............................       6,423,092       10,972,500
       215,000   QUALCOMM, Inc. (a)...........................       8,515,753       11,972,813
       628,000   Tellabs, Inc.(a).............................       3,653,570       25,041,500
                                                                 -------------    -------------
                                                                    26,174,131       60,568,813
                                                                 -------------    -------------
                 TELEPHONE SERVICES-5.58%
        79,400   LCI International, Inc. (a)..................       2,398,421        1,508,600
        77,000   Pacific Gateway Exchange, Inc. (a)                  2,168,969        2,107,875
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
     1,582,900   WorldCom, Inc. (a)...........................   $  18,728,624    $  42,144,713
                                                                 -------------    -------------
                                                                    23,296,014       45,761,188
                                                                 -------------    -------------
                 TRANSPORTATION-0.77%
       176,400   Wisconsin Central Transportation Corp. (a)...       6,340,203        6,328,350
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS..........................   $ 452,383,795    $ 765,171,657
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-6.39%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-4.19%
   $34,333,000    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.19%.............   $  34,333,000
                                                                  -------------
                  DIVERSIFIED FINANCE-0.23%
     1,857,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.31%......................       1,857,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-1.97%
    10,000,000    Federal Home Loan Mortgage Corp., 5.24%,
                    3-4-1997...................................       9,994,267
     6,200,000    Federal Home Loan Mortgage Corp., 5.28%,
                    3-4-1997...................................       6,196,418
                                                                  -------------
                                                                     16,190,685
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      52,380,685
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $504,764,480) (b)..........................   $ 817,552,342
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $504,764,480 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $332,820,883
Unrealized depreciation.....................................   (20,033,021)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $312,787,862
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.40% of net assets as of February 28, 1997.

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
February 28, 1997 (Unaudited)

COMMON STOCKS-91.43%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               ADVERTISING-PUBLIC RELATIONS-0.15%
       5,000   CKS Group, Inc. (a)..........................   $     85,000    $     167,500
                                                               ------------    -------------
               BEVERAGE-0.50%
      59,700   Boston Beer Co. (The), Inc., Class A (a)           1,307,678          552,225
                                                               ------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-1.68%
      35,000   BioChem Pharma, Inc. (a) (e).................      1,500,025        1,855,000
                                                               ------------    -------------
               BUSINESS SERVICES AND SUPPLIES-14.88%
      33,080   Accustaff, Inc, (a) (e)......................        801,466          686,410
     230,000   Acxiom Corp. (a).............................        715,312        3,507,500
      76,000   APAC TeleServices, Inc. (a) (e)..............        698,337        2,261,000
      31,000   COREstaff, Inc. (a)..........................        826,888          732,375
      73,000   Correctional Services Corp. (a)..............        996,894          757,375
      20,000   Corrections Corp of America (a) (e)..........        598,721          570,000
      60,000   Fastenal Co. (e).............................        356,875        2,175,000
      39,800   Indus Group, Inc. (a)........................        786,523          855,700
      24,300   Infinity Financial Technology, Inc. (a)......        431,376          461,700
      35,000   Precision Response Corp. (a) (e).............        986,875        1,015,000
      38,500   Romac International, Inc. (a)................        993,050          991,375
      29,400   Snyder Communications, Inc. (a)..............        591,307          793,800
      15,000   Sykes Enterprises, Inc. (a)..................        681,137          485,625
      47,500   TeleTech Holdings, Inc. (a) (e)..............        707,500        1,160,781
                                                               ------------    -------------
                                                                 10,172,261       16,453,641
                                                               ------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-7.10%
      28,000   Ascend Communications, Inc. (a) (e)..........      1,598,081        1,463,000
      42,000   Cascade Communications Corp. (a).............      1,824,686        1,296,750
      67,600   Cisco Systems, Inc. (a)......................        310,507        3,760,250
      50,000   Network General Corp. (a)....................        730,268        1,106,250
      12,500   Xylan Corp. (a) (e)..........................        743,750          221,875
                                                               ------------    -------------
                                                                  5,207,292        7,848,125
                                                               ------------    -------------
               COMPUTER-SOFTWARE-16.42%
      15,000   Aspen Technology, Inc. (a)...................        766,517          924,375
       2,400   CyberMedia, Inc. (a).........................         38,400           33,600
      34,000   HNC Software, Inc. (a) (e)...................      1,125,440          850,000
      32,000   Informix Corp. (a)...........................        282,000          556,000
      12,000   INSO Corp. (a) (e)...........................        597,000          415,500
      72,000   Legato Systems, Inc. (a).....................        898,500        1,458,000
      25,000   Lernout and Hauspie Speech Products N.V. (a)
                 (e)........................................        952,081          528,125
      18,000   Netscape Communications Corp. (a) (e)........        906,364          524,250
      62,000   Parametric Technology Corp. (a)..............        304,238        3,495,250
      23,200   Platinum Technology, Inc. (a)................        326,517          345,100
      28,000   Pure Atria Corp. (a) (e).....................      1,015,064          537,250
      17,000   Rational Software Corp. (a) (e)..............        641,750          439,875
      39,000   Scopus Technology, Inc. (a)..................        515,091          853,125
      33,800   Siebel Systems, Inc. (a) (e).................        817,869          599,950
      66,282   Sterling Commerce, Inc. (a)..................        741,645        1,922,170
      32,200   Sterling Software, Inc. (a)..................        223,341          921,725
      49,800   Synopsys, Inc. (a) (e).......................        857,600        1,777,237
      28,000   Vantive Corp. (a) (e)........................        850,041          623,000
      18,150   Veritas Software Corp. (a)...................        830,601          576,262
      70,200   Verity, Inc. (a).............................        870,845          688,837
       2,300   Viasoft, Inc. (a)............................         91,712           82,800
                                                               ------------    -------------
                                                                 13,652,616       18,152,431
                                                               ------------    -------------

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               CONSUMER GOODS-0.71%
      46,000   Seattle Film Works, Inc. (a).................   $    736,000    $     782,000
                                                               ------------    -------------
               EDUCATIONAL SERVICES-2.43%
      60,000   Apollo Group, Inc., Class A (a) (e)..........      1,163,187        1,620,000
      83,000   National Education Corp. (a).................      1,391,699        1,068,625
                                                               ------------    -------------
                                                                  2,554,886        2,688,625
                                                               ------------    -------------
               ELECTRICAL EQUIPMENT-0.71%
      46,500   Chicago Miniature Lamp, Inc. (a).............      1,317,750          790,500
                                                               ------------    -------------
               HEALTH CARE SERVICES-8.49%
      61,800   ABR Information Services, Inc. (a) (e).......      1,397,059        1,444,575
     106,000   American Oncology Resources, Inc. (a)              1,380,191          967,250
      29,000   HCIA, Inc. (a)...............................      1,024,970          993,250
      30,000   Medic Computer Systems, Inc. (a) (e).........        721,680        1,080,000
      53,000   Medpartners, Inc. (a) (e)....................      1,109,284        1,166,000
      60,000   Omnicare, Inc................................        592,500        1,590,000
      30,000   Parexel International Corp. (a)..............        506,250          840,000
      40,000   Pharmaceutical Products Development, Inc.
                 (a)........................................        993,206          940,000
      27,700   Transition Systems, Inc. (a).................        598,130          370,487
                                                               ------------    -------------
                                                                  8,323,270        9,391,562
                                                               ------------    -------------
               MACHINERY-OIL AND WELL-5.62%
     165,000   Input/Output, Inc. (a).......................        486,250        3,526,875
      64,000   Petroleum Geo-Services ADR (a)...............      1,127,444        2,688,000
                                                               ------------    -------------
                                                                  1,613,694        6,214,875
                                                               ------------    -------------
               MEDICAL SUPPLIES-1.84%
      14,000   Idexx Laboratories, Inc. (a).................        491,375          521,500
      60,000   Steris Corp. (a).............................      1,067,130        1,515,000
                                                               ------------    -------------
                                                                  1,558,505        2,036,500
                                                               ------------    -------------
               MISCELLANEOUS-0.56%
      25,600   Envoy Corp. (a) (e)..........................        878,080          614,400
                                                               ------------    -------------
               OIL AND GAS FIELD SERVICES-1.11%
      13,500   Camco International, Inc. (e)................        580,962          521,437
      17,500   Trico Marine Services, Inc. (a)..............        689,896          708,750
                                                               ------------    -------------
                                                                  1,270,858        1,230,187
                                                               ------------    -------------
               OIL-OFFSHORE DRILLING-1.16%
      21,000   Falcon Drilling Co. (a)......................        731,844          711,375
      38,000   Marine Drilling Companies, Inc. (a)..........        612,750          574,750
                                                               ------------    -------------
                                                                  1,344,594        1,286,125
                                                               ------------    -------------
               PHARMACEUTICALS-0.82%
      48,000   Covance, Inc. (a)............................        922,349          912,000
                                                               ------------    -------------
               RESTAURANTS AND FRANCHISING-5.20%
      67,300   Applebees International, Inc. (e)............      1,201,960        1,699,325
      24,500   Famous Dave's of America, Inc. (a)...........        194,865          171,500
      24,500   Famous Dave's of America, Inc., Warrants
                 (a)........................................         66,985           47,469
      56,200   Lone Star Steakhouse & Saloon, Inc. (a)
                 (e)........................................        258,169        1,489,300
      56,250   Papa John's International, Inc. (a) (e)......        720,625        1,371,094
      47,500   Rainforest Cafe, Inc. (a) (e)................      1,432,501          967,813
                                                               ------------    -------------
                                                                  3,875,105        5,746,501
                                                               ------------    -------------
               RETAIL-MISCELLANEOUS-1.85%
     109,350   Corporate Express, Inc. (a) (e)..............        777,600        2,050,313
                                                               ------------    -------------

--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               RETAIL-SPECIALTY-7.50%
      80,000   Bed, Bath & Beyond, Inc. (a).................   $    455,000    $   2,080,000
      47,175   CUC International, Inc. (a) (e)..............      1,100,750        1,126,303
      83,400   Gadzooks, Inc. (a)...........................      1,117,030        2,043,300
      39,000   Just for Feet, Inc. (a) (e)..................      1,356,875          843,375
      76,000   West Marine, Inc. (a) (e)....................        732,813        2,204,000
                                                               ------------    -------------
                                                                  4,762,468        8,296,978
                                                               ------------    -------------
               TELECOMMUNICATION EQUIPMENT-2.68%
      61,000   ADC Telecommunications, Inc. (a).............        980,237        1,647,000
      10,500   Advanced Fibre Communications (a)............        586,694          341,250
      26,000   Pairgain Technologies, Inc. (a) (e)..........        853,776          768,625
      19,700   Westell Technologies, Inc., Class A (a)
                 (e)........................................        720,943          201,925
                                                               ------------    -------------
                                                                  3,141,650        2,958,800
                                                               ------------    -------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               TELEPHONE SERVICES-6.65%
      37,750   Brooks Fiber Properties, Inc. (a) (e)........   $  1,096,750    $     802,188
      52,300   ICG Communications, Inc. (a).................        759,413          673,363
      65,000   Intermedia Communications, Inc. (a)..........      1,096,875        1,161,875
     110,000   LCI International, Inc. (a) (e)..............        894,300        2,090,000
      53,000   McLeod, Inc. Class A (a).....................      1,262,301          947,375
      63,000   WorldCom, Inc. (a) (e).......................        521,933        1,677,375
                                                               ------------    -------------
                                                                  5,631,572        7,352,176
                                                               ------------    -------------
               WASTE DISPOSAL-3.37%
     103,400   United Waste Systems, Inc. (a) (e)...........      1,158,950        3,722,400
                                                               ------------    -------------
               TOTAL COMMON STOCKS..........................   $ 71,792,203    $ 101,102,864
                                                               ------------    -------------
                                                               ------------    -------------

SHORT-TERM INVESTMENTS-6.92%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-4.40%
   $4,858,064    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.19%.............   $   4,858,064
                                                                 -------------
                 DIVERSIFIED FINANCE-2.52%
    2,790,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.31%......................       2,790,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       7,648,064
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $79,440,267) (b)...........................   $ 108,750,928
                                                                 -------------
                                                                 -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1997, the cost of securities for federal income tax purposes was $79,440,267 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $39,297,797
Unrealized depreciation.....................................   (9,987,136)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $29,310,661
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.91% of net assets as of February 28, 1997.
 (e) Security is fully or partially on loan at February 28, 1997. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS

Statements of Assets and Liabilities

(Unaudited)

February 28, 1997

--------------------------------------------------------------------------------

                                              ASSET
                                           ALLOCATION        VALUE
                                            PORTFOLIO         FUND
                                          -------------   ------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $136,543,937;
    $18,103,836; $10,365,173;
    $212,376,324; $53,164,998;
    $504,764,480; and $79,440,267
    respectively) (Note 1)..............  $170,674,368    $19,857,130
  Cash on deposit with custodian........            --            490
  Collateral for securities lending
    transactions (Note 1)...............    34,467,752             --
  Receivables:
    Investment securities sold..........       367,328             --
    Interest and dividends..............       830,446         44,407
    Subscriptions of capital stock......        71,722         19,382
  Deferred registration costs (Note
    1)..................................        42,701         30,108
  Prepaid expenses......................        14,401          7,020
                                          -------------   ------------
TOTAL ASSETS............................   206,468,718     19,958,537
                                          -------------   ------------
LIABILITIES:
  Bank overdraft........................        17,200             --
  Payable upon return of securities
    loaned (Note 1).....................    34,467,752             --
  Payable for investment securities
    purchased...........................       545,000         43,376
  Redemptions of capital stock..........        67,983             --
  Payable for investment advisory and
    management fees.....................       126,801         14,801
  Payable for distribution fees.........            --            474
  Accounts payable and accrued
    expenses............................        14,238          7,682
                                          -------------   ------------
TOTAL LIABILITIES.......................    35,238,974         66,333
                                          -------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000;
    and 10,000,000,000 shares;
    respectively........................   131,821,380     17,344,919
  Unrealized appreciation of
    investments.........................    34,130,431      1,753,294
  Undistributed net investment income
    (loss)..............................       499,086         20,795
  Accumulated net realized gain (loss)
    from the sale of investments........     4,778,847        773,196
                                          -------------   ------------
TOTAL NET ASSETS........................  $171,229,744    $19,892,204
                                          -------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $147,911,201; $15,029,011; $6,804,162;
  $301,175,472; $72,985,900;
  $679,453,428; and $94,392,166;
  respectively and 8,628,980; 1,225,573;
  562,732; 13,672,622; 1,892,641;
  21,109,434; 3,443,458 shares
  outstanding; respectively)............        $17.14         $12.26
                                          -------------   ------------
Class B shares (based on net assets of
  $5,856,194; $1,434,642; $1,161,018;
  $5,475,573; $1,998,926; $9,408,032;
  and $4,934,648 respectively and
  343,558; 117,626; 96,329; 251,964;
  52,790; 297,439; and 182,148 shares
  outstanding; respectively)............        $17.05         $12.20
                                          -------------   ------------
Class C shares (based on net assets of
  $3,557,093; $531,628; $731,502;
  $1,138,313; $560,066; $1,730,203; and
  $1,230,824; respectively and 209,377;
  43,585; 60,680; 52,418; 14,787;
  54,706; and 45,409 shares outstanding;
  respectively).........................        $16.99         $12.20
                                          -------------   ------------
Class H shares (based on net assets of
  $13,905,256; $2,896,923; $2,792,935;
  $10,618,142; $4,394,550; $26,903,745;
  $10,025,240; respectively and 816,251;
  237,441; 231,659; 488,565; 116,048;
  850,552; and 369,794 shares
  outstanding; respectively)............        $17.04         $12.20
                                          -------------   ------------
Class Z shares (based on net assets of
  $0; $; $0; $; $0; $102,036,972; $0;
  respectively and 0; 0; 0; 0; 0;
  3,161,536; and 0 shares outstanding;
  respectively).........................            --             --
                                          -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            GROWTH &                                                        CAPITAL
                                             INCOME         CAPITAL        FIDUCIARY        GROWTH       APPRECIATION
                                              FUND           FUND            FUND            FUND          PORTFOLIO
                                          ------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market (cost $136,543,937;
  $18,103,836; $10,365,173;
  $212,376,324; $53,164,998;
  $504,764,480; and $79,440,267
  respectively) (Note 1)................  $11,497,644    $318,575,052    $ 79,965,833    $817,552,342    $108,750,928
Cash on deposit with custodian..........           --              --              --             818              --
Collateral for securities lending
  transactions (Note 1).................           --      74,234,469      25,417,055              --      36,396,785
Receivables:
  Investment securities sold............           --         146,051          48,679       2,539,072       1,931,169
  Interest and dividends................       24,323         119,708          25,681         227,651          40,529
  Subscriptions of capital stock........       30,302          35,018           4,130          32,931              --
Deferred registration costs (Note 1)....       26,066          65,109          30,153          89,488          51,096
Prepaid expenses........................        5,582          24,914          10,106          63,984          14,405
                                          ------------   -------------   -------------   -------------   -------------
TOTAL ASSETS............................   11,583,917     393,200,321     105,501,637     820,506,286     147,184,912
                                          ------------   -------------   -------------   -------------   -------------
LIABILITIES:
  Bank overdraft........................       19,894          27,488           7,197              --          14,056
  Payable upon return of securities
    loaned (Note 1).....................           --      74,234,469      25,417,055              --      36,396,785
  Payable for investment securities
    purchased...........................       61,743              --              --         222,274              --
  Redemptions of capital stock..........           --         273,613          59,049         176,944          82,647
  Payable for investment advisory and
    management fees.....................        8,623         210,146          62,707         494,160          89,780
  Payable for distribution fees.........           --           5,135           1,395          11,609           3,314
  Accounts payable and accrued
    expenses............................        4,040          41,970          14,792          68,919          15,452
                                          ------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.......................       94,300      74,792,821      25,562,195         973,906      36,602,034
                                          ------------   -------------   -------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000;
    and 10,000,000,000 shares;
    respectively........................   10,332,633     181,848,437      46,498,771     459,845,748      82,683,699
  Unrealized appreciation of
    investments.........................    1,132,471     106,198,728      26,800,835     312,787,862      29,310,661
  Undistributed net investment income
    (loss)..............................       21,089        (678,130)       (335,110)     (2,497,665)       (673,783)
  Accumulated net realized gain (loss)
    from the sale of investments........        3,424      31,038,465       6,974,946      49,396,435        (737,699)
                                          ------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS........................  $11,489,617    $318,407,500    $ 79,939,442    $819,532,380    $110,582,878
                                          ------------   -------------   -------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $147,911,201; $15,029,011; $6,804,162;
  $301,175,472; $72,985,900;
  $679,453,428; and $94,392,166;
  respectively and 8,628,980; 1,225,573;
  562,732; 13,672,622; 1,892,641;
  21,109,434; 3,443,458 shares
  outstanding; respectively)............       $12.09          $22.03          $38.56          $32.19          $27.41
                                          ------------   -------------   -------------   -------------   -------------
Class B shares (based on net assets of
  $5,856,194; $1,434,642; $1,161,018;
  $5,475,573; $1,998,926; $9,408,032;
  and $4,934,648 respectively and
  343,558; 117,626; 96,329; 251,964;
  52,790; 297,439; and 182,148 shares
  outstanding; respectively)............       $12.05          $21.73          $37.87          $31.63          $27.09
                                          ------------   -------------   -------------   -------------   -------------
Class C shares (based on net assets of
  $3,557,093; $531,628; $731,502;
  $1,138,313; $560,066; $1,730,203; and
  $1,230,824; respectively and 209,377;
  43,585; 60,680; 52,418; 14,787;
  54,706; and 45,409 shares outstanding;
  respectively).........................       $12.06          $21.72          $37.88          $31.63          $27.11
                                          ------------   -------------   -------------   -------------   -------------
Class H shares (based on net assets of
  $13,905,256; $2,896,923; $2,792,935;
  $10,618,142; $4,394,550; $26,903,745;
  $10,025,240; respectively and 816,251;
  237,441; 231,659; 488,565; 116,048;
  850,552; and 369,794 shares
  outstanding; respectively)............       $12.06          $21.73          $37.87          $31.63          $27.11
                                          ------------   -------------   -------------   -------------   -------------
Class Z shares (based on net assets of
  $0; $; $0; $; $0; $102,036,972; $0;
  respectively and 0; 0; 0; 0; 0;
  3,161,536; and 0 shares outstanding;
  respectively).........................           --              --              --          $32.27              --
                                          ------------   -------------   -------------   -------------   -------------

FORTIS STOCK FUNDS

Statements of Operations

(Unaudited)

For the Six-Month Period Ended February 28, 1997

--------------------------------------------------------------------------------

                                             ASSET
                                           ALLOCATION       VALUE
                                           PORTFOLIO        FUND
                                          ------------   -----------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $ 2,741,550    $   33,658
    Dividend income.....................      295,153       149,479
    Fee income (Note 1).................       33,148            --
                                          ------------   -----------
  Total income..........................    3,069,851       183,137
                                          ------------   -----------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................      761,105        78,692
    Distribution fees (Class A) (Note
      2)................................      325,773        15,204
    Distribution fees (Class B) (Note
      2)................................       26,199         4,962
    Distribution fees (Class C) (Note
      2)................................       15,735         1,687
    Distribution fees (Class H) (Note
      2)................................       61,764        11,225
    Registration fees...................       25,786         4,959
    Shareholders' notices and reports...       17,753           844
    Legal and auditing fees (Note 2)....       12,596         4,463
    Custodian fees......................       17,852         5,951
    Directors' fees and expenses........        4,661           595
    Other...............................        6,455           694
                                          ------------   -----------
  Total expenses........................    1,275,679       129,276
                                          ------------   -----------
NET INVESTMENT INCOME (LOSS)............    1,794,172        53,861
                                          ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions........................    6,802,854       774,275
  Net change in unrealized appreciation
    (depreciation) of investments.......    8,910,963     1,543,997
                                          ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS..........   15,713,817     2,318,272
                                          ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............  $17,507,989    $2,372,133
                                          ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                           GROWTH &                                                     CAPITAL
                                            INCOME        CAPITAL       FIDUCIARY        GROWTH      APPRECIATION
                                             FUND           FUND           FUND           FUND         PORTFOLIO
                                          -----------   ------------   ------------   ------------   -------------
NET INVESTMENT INCOME:
Income:
  Interest income.......................  $   35,827    $   540,964    $    73,128    $ 1,303,162    $    255,888
  Dividend income.......................      82,857        573,858        129,883        631,138           8,536
  Fee income (Note 1)...................          --        121,610         33,127             --          88,148
                                          -----------   ------------   ------------   ------------   -------------
Total income............................     118,684      1,236,432        236,138      1,934,300         352,572
                                          -----------   ------------   ------------   ------------   -------------
Expenses:
  Investment advisory and management
    fees (Note 2).......................      38,148      1,325,305        387,682      3,149,086         616,253
  Distribution fees (Class A) (Note
    2)..................................       5,663        374,507         89,310        873,810         252,720
  Distribution fees (Class B) (Note
    2)..................................       3,978         24,353          8,302         42,303          25,718
  Distribution fees (Class C) (Note
    2)..................................       2,064          5,139          2,691          7,487           6,253
  Distribution fees (Class H) (Note
    2)..................................       9,436         47,570         19,450        127,043          53,002
  Registration fees.....................       7,970         38,749         21,323         44,102          22,662
  Shareholders' notices and reports.....         279         33,632          6,447         57,326          16,662
  Legal and auditing fees (Note 2)......       4,967         18,114         15,373         37,784          11,406
  Custodian fees........................       3,787         22,076          8,926         41,488          12,893
  Directors' fees and expenses..........         376         10,571          8,273         23,068           5,018
  Other.................................         334         13,992          3,471         28,468           3,768
                                          -----------   ------------   ------------   ------------   -------------
Total expenses..........................      77,002      1,914,008        571,248      4,431,965       1,026,355
                                          -----------   ------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)............      41,682       (677,576)      (335,110)    (2,497,665)       (673,783)
                                          -----------   ------------   ------------   ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions........................      75,607     42,455,031     10,278,228     65,817,282       2,143,861
  Net change in unrealized appreciation
    (depreciation) of investments.......   1,057,425     (2,972,640)      (987,458)    10,028,459     (25,111,479)
                                          -----------   ------------   ------------   ------------   -------------
NET GAIN (LOSS) ON INVESTMENTS..........   1,133,032     39,482,391      9,290,770     75,845,741     (22,967,618)
                                          -----------   ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............  $1,174,714    $38,804,815    $ 8,955,660    $73,348,076    $(23,641,401)
                                          -----------   ------------   ------------   ------------   -------------

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED       FOR THE
                                           FEBRUARY 28,      YEAR ENDED
                                               1997          AUGUST 31,
                                           (UNAUDITED)          1996
                                          --------------   --------------
OPERATIONS:
  Net investment income.................  $    1,794,172   $    4,138,153
  Net realized gain from security
    transacations.......................       6,802,854        6,979,691
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................       8,910,963       (4,345,482)
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      17,507,989        6,772,362
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (1,895,848)      (3,826,272)
    Class B.............................         (54,166)         (49,452)
    Class C.............................         (32,973)         (39,801)
    Class H.............................        (129,182)        (178,132)
  From net realized gains on investments
    Class A.............................      (7,793,208)      (2,624,363)
    Class B.............................        (290,387)         (29,773)
    Class C.............................        (175,808)         (27,550)
    Class H.............................        (669,309)        (136,849)
  Excess distributions of net realized
    gains
    Class A.............................              --          (62,850)
    Class B.............................              --             (713)
    Class C.............................              --             (660)
    Class H.............................              --           (3,277)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (11,040,881)      (6,979,692)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (592,932 and 1,434,734
     shares)............................      10,267,404       23,714,022
    Class B (89,614 and 271,822
     shares)............................       1,545,295        4,477,846
    Class C (60,806 and 135,425
     shares)............................       1,047,458        2,240,957
    Class H (186,296 and 455,625
     shares)............................       3,205,402        7,521,002
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (543,229 and 371,458
     shares)............................       9,080,589        6,040,653
    Class B (20,425 and 4,825 shares)...         339,886           78,602
    Class C (12,237 and 4,013 shares)...         202,904           64,896
    Class H (45,269 and 18,172
     shares)............................         752,471          294,034
  Less cost of repurchase of shares
    Class A (797,780 and 1,564,760
     shares)............................     (13,858,589)     (25,920,903)
    Class B (35,379 and 49,827
     shares)............................        (612,663)        (827,910)
    Class C (25,152 and 25,306
     shares)............................        (433,180)        (415,028)
    Class H (80,544 and 92,983
     shares)............................      (1,386,397)      (1,532,704)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      10,150,580       15,735,467
                                          --------------   --------------
TOTAL INCREASE IN NET ASSETS............      16,617,688       15,528,137
NET ASSETS:
  Beginning of period...................     154,612,056      139,083,919
                                          --------------   --------------
  End of period (includes undistributed
    net investment income of $499,086
    and $817,083, respectively).........  $  171,229,744   $  154,612,056
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

VALUE FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH        FOR THE
                                          PERIOD ENDED     EIGHT-MONTH
                                          FEBRUARY 28,    PERIOD ENDED
                                              1997         AUGUST 31,
                                           (UNAUDITED)        1996
                                          -------------   -------------
OPERATIONS:
  Net investment income.................  $     53,861    $     37,806
  Net realized gain from security
    transacations.......................       774,275         295,009
  Net change in unrealized appreciation
    of investments in securities........     1,543,997         209,297
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................     2,372,133         542,112
                                          -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (62,961)             --
    Class B.............................        (2,233)             --
    Class C.............................          (680)             --
    Class H.............................        (4,998)             --
  From net realized gains on investments
    Class A.............................      (228,369)             --
    Class B.............................       (19,112)             --
    Class C.............................        (5,824)             --
    Class H.............................       (42,783)             --
                                          -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (366,960)             --
                                          -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (332,137 and 942,985
     shares)............................     3,897,577       9,635,095
    Class B (59,483 and 62,863
     shares)............................       693,182         663,710
    Class C (24,452 and 21,112
     shares)............................       287,235         216,052
    Class H (120,446 and 156,479
     shares)............................     1,401,344       1,645,537
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (25,044 and 0 shares).......       287,752              --
    Class B (1,855 and 0 shares)........        21,220              --
    Class C (562 and 0 shares)..........         6,429              --
    Class H (4,125 and 0 shares)........        47,188              --
  Less cost of repurchase of shares
    Class A (47,985 and 26,608
     shares)............................      (562,475)       (282,982)
    Class B (3,704 and 2,871 shares)....       (43,730)        (31,367)
    Class C (2,278 and 262 shares)......       (26,712)         (2,836)
    Class H (37,182 and 6,427 shares)...      (439,294)        (68,006)
                                          -------------   -------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................     5,569,716      11,775,203
                                          -------------   -------------
TOTAL INCREASE IN NET ASSETS............     7,574,889      12,317,315
NET ASSETS:
  Beginning of period...................    12,317,315              --
                                          -------------   -------------
  End of period (includes undistributed
    net investment income of $20,795 and
    $37,806, respectively)..............  $ 19,892,204    $ 12,317,315
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH       FOR THE
                                          PERIOD ENDED    EIGHT-MONTH
                                          FEBRUARY 28,    PERIOD ENDED
                                              1997         AUGUST 31,
                                           (UNAUDITED)        1996
                                          -------------   ------------
OPERATIONS:
  Net investment income.................  $     41,682    $    17,599
  Net realized gain (loss) from security
    transacations.......................        75,607           (340)
  Net change in unrealized appreciation
    of investments in securities........     1,057,425         75,046
                                          -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................     1,174,714         92,305
                                          -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (18,834)       (11,470)
    Class B.............................        (1,140)          (731)
    Class C.............................          (633)          (571)
    Class H.............................        (2,858)        (1,955)
  From net realized gains on investments
    Class A.............................       (42,548)            --
    Class B.............................        (7,753)            --
    Class C.............................        (3,591)            --
    Class H.............................       (17,951)            --
                                          -------------   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....       (95,308)       (14,727)
                                          -------------   ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (291,090 and 333,814
     shares)............................     3,384,436      3,399,044
    Class B (47,744 and 49,494
     shares)............................       548,275        507,825
    Class C (34,787 and 31,937
     shares)............................       413,070        323,749
    Class H (122,247 and 131,281
     shares)............................     1,416,122      1,342,093
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (5,214 and 1,046 shares)....        58,551         10,774
    Class B (786 and 69 shares).........         8,854            714
    Class C (367 and 55 shares).........         4,129            561
    Class H (1,794 and 189 shares)......        20,199          1,945
  Less cost of repurchase of shares
    Class A (34,641 and 33,791
     shares)............................      (401,525)      (348,113)
    Class B (1,396 and 369 shares)......       (16,319)        (3,813)
    Class C (3,741 and 2,725 shares)....       (43,479)       (28,214)
    Class H (16,960 and 6,893 shares)...      (195,306)       (70,939)
                                          -------------   ------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................     5,197,007      5,135,626
                                          -------------   ------------
TOTAL INCREASE IN NET ASSETS............     6,276,413      5,213,204
NET ASSETS:
  Beginning of period...................     5,213,204             --
                                          -------------   ------------
  End of period (includes undistributed
    net investment income of $21,089 and
    $2,872, respectively)...............  $ 11,489,617    $ 5,213,204
                                          -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED       FOR THE
                                           FEBRUARY 28,      YEAR ENDED
                                               1997          AUGUST 31,
                                           (UNAUDITED)          1996
                                          --------------   --------------
OPERATIONS:
  Net investment income (loss)..........  $     (677,576)  $      430,785
  Net realized gain from security
    transacations.......................      42,455,031       24,390,863
  Net change in unrealized depreciation
    of investments in securities........      (2,972,640)     (14,969,783)
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      38,804,815        9,851,865
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (141,853)        (570,947)
  From net realized gains on investments
    Class A.............................     (33,985,654)              --
    Class B.............................        (569,710)              --
    Class C.............................        (127,620)              --
    Class H.............................      (1,124,445)              --
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (35,949,282)        (570,947)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (462,775 and 987,510
     shares)............................      10,768,569       21,255,811
    Class B (50,252 and 129,679
     shares)............................       1,160,071        2,771,889
    Class C (14,558 and 26,449
     shares)............................         331,976          569,431
    Class H (103,118 and 228,130
     shares)............................       2,405,755        4,884,573
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (1,473,678 and 24,756
     shares)............................      31,713,557          527,539
    Class B (26,674 and 0 shares).......         567,088               --
    Class C (5,891 and 0 shares)........         125,111               --
    Class H (49,765 and 0 shares).......       1,057,495               --
  Less cost of repurchase of shares
    Class A (946,041 and 2,058,920
     shares)............................     (21,858,787)     (44,492,325)
    Class B (13,837 and 13,030
     shares)............................        (318,964)        (276,422)
    Class C (6,032 and 4,719 shares)....        (134,037)        (101,450)
    Class H (35,578 and 48,566
     shares)............................        (825,440)      (1,046,356)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................      24,992,394      (15,907,310)
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................      27,847,927       (6,626,392)
NET ASSETS:
  Beginning of period...................     290,559,573      297,185,965
                                          --------------   --------------
  End of period (includes undistributed
    net investment income (loss) of
    ($678,130) and $141,299,
    respectively).......................  $  318,407,500   $  290,559,573
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

FIDUCIARY FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                          PERIOD ENDED       FOR THE
                                          FEBRUARY 28,      YEAR ENDED
                                              1997          AUGUST 31,
                                           (UNAUDITED)         1996
                                          -------------   --------------
OPERATIONS:
  Net investment loss...................  $   (335,110)   $      (76,203)
  Net realized gain from security
    transacations.......................    10,278,228         2,132,194
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      (987,458)          638,704
                                          -------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................     8,955,660         2,694,695
                                          -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................    (4,977,804)         (488,777)
    Class B.............................      (124,877)           (4,787)
    Class C.............................       (39,354)           (2,895)
    Class H.............................      (291,166)          (14,400)
                                          -------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....    (5,433,201)         (510,859)
                                          -------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (137,553 and 465,331
     shares)............................     5,431,280        16,670,657
    Class B (15,557 and 26,078
     shares)............................       615,037           928,152
    Class C (1,446 and 8,014 shares)....        56,200           287,310
    Class H (34,399 and 54,592
     shares)............................     1,356,040         1,949,490
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (127,745 and 14,130
     shares)............................     4,861,988           478,153
    Class B (3,310 and 142 shares)......       123,884             4,778
    Class C (1,049 and 86 shares).......        39,323             2,894
    Class H (7,734 and 418 shares)......       289,482            14,050
  Less cost of repurchase of shares
    Class A (158,936 and 471,108
     shares)............................    (6,306,421)      (16,785,992)
    Class B (3,581 and 2,097 shares)....      (139,116)          (73,634)
    Class C (1,228 and 2,264 shares)....       (47,841)          (80,818)
    Class H (13,345 and 9,636 shares)...      (519,531)         (342,867)
                                          -------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................     5,760,325         3,052,173
                                          -------------   --------------
TOTAL INCREASE IN NET ASSETS............     9,282,784         5,236,009
NET ASSETS:
  Beginning of period...................    70,656,658        65,420,649
                                          -------------   --------------
  End of period (includes undistributed
    net investment loss of $335,110 and
    $0, respectively)...................  $ 79,939,442    $   70,656,658
                                          -------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           FEBRUARY 28,        FOR THE
                                               1997           YEAR ENDED
                                           (UNAUDITED)     AUGUST 31, 1996
                                          --------------   ----------------
OPERATIONS:
  Net investment loss...................  $   (2,497,665)  $     (2,359,335)
  Net realized gain from security
    transacations.......................      65,817,282         55,740,132
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      10,028,459        (25,027,460)
                                          --------------   ----------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      73,348,076         28,353,337
                                          --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................     (60,255,481)       (34,148,693)
    Class B.............................        (772,004)          (157,748)
    Class C.............................        (138,354)           (26,843)
    Class H.............................      (2,281,779)          (562,160)
    Class Z.............................      (8,698,046)                --
                                          --------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....     (72,145,664)       (34,895,444)
                                          --------------   ----------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,454,951 and 2,983,653
     shares)............................      49,982,497         97,098,524
    Class B (72,843 and 149,065
     shares)............................       2,490,084          4,751,941
    Class C (19,353 and 26,985
     shares)............................         656,613            869,294
    Class H (194,165 and 509,051
     shares)............................       6,602,536         16,308,761
    Class Z (201,071 and 141,406
     shares)............................       6,806,656          4,652,413
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (1,768,264 and 1,117,514
     shares)............................      57,892,939         32,989,062
    Class B (23,892 and 5,331 shares)...         769,825            156,195
    Class C (4,281 and 914 shares)......         137,940             26,803
    Class H (69,527 and 18,900
     shares)............................       2,240,092            553,959
    Class Z (260,207 shares)............       8,537,395                 --
  Less cost of repurchase of shares
    Class A (2,058,691 and 4,694,161
     shares)............................     (71,092,074)      (151,752,427)
    Class B (10,641 and 10,130
     shares)............................        (364,756)          (322,261)
    Class C (2,842 and 2,105 shares)....         (95,442)           (67,561)
    Class H (80,184 and 72,266
     shares)............................      (2,715,624)        (2,334,633)
    Class Z (189,756 and 265,798
     shares)............................      (6,547,920)        (8,705,185)
  Issuance of shares in connection with
    fund merger (Note 3)
    Class Z (0 and 3,014,406 shares)....              --         95,284,425
                                          --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................      55,300,761        (89,509,310)
                                          --------------   ----------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................      56,503,173        (82,967,203)
NET ASSETS:
  Beginning of period...................     763,029,207        680,062,004
                                          --------------   ----------------
  End of period (includes undistributed
    net investment loss of $2,497,665
    and $0, respectively)...............  $  819,532,380   $    763,029,207
                                          --------------   ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED       FOR THE
                                           FEBRUARY 28,      YEAR ENDED
                                               1997          AUGUST 31,
                                           (UNAUDITED)          1996
                                          --------------   --------------
OPERATIONS:
  Net investment loss...................  $     (673,783)  $   (1,106,060)
  Net realized gain from security
    transacations.......................       2,143,861        2,740,699
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................     (25,111,479)      12,902,794
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............     (23,641,401)      14,537,433
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................      (4,859,553)        (684,572)
    Class B.............................        (233,211)         (11,199)
    Class C.............................         (58,729)          (2,392)
    Class H.............................        (468,939)         (25,057)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (5,620,432)        (723,220)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (775,734 and 1,325,665
     shares)............................      25,512,382       42,940,126
    Class B (54,126 and 110,699
     shares)............................       1,810,640        3,619,138
    Class C (18,100 and 24,894
     shares)............................         607,454          830,232
    Class H (114,004 and 222,036
     shares)............................       3,790,928        7,344,125
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (151,622 and 22,686
     shares)............................       4,748,793          667,142
    Class B (7,441 and 375 shares)......         230,527           10,963
    Class C (1,877 and 80 shares).......          58,194            2,392
    Class H (15,015 and 852 shares).....         465,470           24,947
  Less cost of repurchase of shares
    Class A (772,525 and 1,023,915
     shares)............................     (25,103,712)     (33,115,734)
    Class B (10,622 and 7,394 shares)...        (346,056)        (238,700)
    Class C (3,685 and 3,288 shares)....        (120,192)        (108,889)
    Class H (36,905 and 14,364
     shares)............................      (1,220,808)        (480,500)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      10,433,620       21,495,242
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................     (18,828,213)      35,309,455
NET ASSETS:
  Beginning of period...................     129,411,091       94,101,636
                                          --------------   --------------
  End of period (includes undistributed
    net investment loss of $673,783 and
    $0, respectively)...................  $  110,582,878   $  129,411,091
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage") and Fortis Value Fund, Fortis Growth & Income Fund and Fortis Capital Fund are funds of Fortis Equity Portfolios, Inc. ("Fortis Equity"). The investment objectives of each portfolio are as follows:

   - The objectives of the Fortis Asset Allocation Portfolio is maximum total return on invested capital, to be derived mainly from capital appreciation, dividends and interest.

   - The objective of Fortis Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on the "value" philosophy.

   - The objective of the Fortis Growth & Income Fund is capital appreciation and current income. The fund invests primarily in equity securities that provide an income component.

   - The objective of the Fortis Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of the Fortis Fiduciary Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future.

   The Advantage Portfolios, Equity Portfolios, Fortis Growth Fund and Fortis Fiduciary Fund offer Class A, Class B, Class C and Class H shares. Fortis Growth Fund also offers Class Z shares.

   The Advantage Portfolios, Fortis Capital Fund, Fortis Growth Fund and Fortis Fiduciary Fund began to issue multiple class shares effective November 14, 1994. The inception of Fortis Value Fund and Fortis Growth & Income Fund was December 15, 1995, and the commencement of operations was January 2, 1996. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge, a contingent deferred sales charge and has no distribution fees. Only Fortis Growth Fund issues Class Z shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The Asset Allocation Portfolio amortizes original issue discount, long term bond premium, and market discount.

   For the period ended February 28, 1997, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $  85,527,960     $  86,234,721
Fortis Value Fund............................       15,246,577         9,944,523
Fortis Growth & Income Fund..................        4,632,847           721,242
Fortis Capital Fund..........................       77,736,552        66,031,789
Fortis Fiduciary Fund........................       21,584,788        16,543,803
Fortis Growth Fund...........................      149,614,430       130,596,523
Capital Appreciation Portfolio...............       24,234,686        12,842,517

   LENDING OF PORTFOLIO SECURITIES: At February 28, 1997, securities were on loan to brokers from the Funds. For collateral, the Fund's custodian received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan at February 28, 1997 and fee income from securities lending was as follows for the period ended February 28, 1997:

                                                                                      Fee
                                                                                    Income
                                                                                    For the
                                                                                   Six-Month
                                                                                    Period
                                                                                     Ended
                                                                                   February
                                                  Securities                          28,
                                                   On Loan         Collateral        1997
--------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 32,613,565     $ 34,467,752     $ 33,148
Fortis Capital Fund..........................      70,271,570       74,234,469      121,610
Fortis Fiduciary Fund........................      24,159,768       25,417,055       33,127
Capital Appreciation Portfolio...............      33,596,257       36,396,785       88,148

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of market discount recognition policies and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Asset Allocation Portfolio, and Fortis Growth & Income Fund to pay quarterly distributions from net investment income; Capital Appreciation Portfolio, Fortis Value Fund, Fortis Capital Fund, Fortis Fiduciary Fund and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At February 28, 1997, investments in securities for the Asset Allocation Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at February 28, 1997, was $1,779,771 which represents 1.04% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., (Advisers), is the investment adviser for each Fund. Investment advisory and management fees are computed for Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund, Fortis Capital Appreciation Portfolio at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C, and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital Appreciation Portfolios and .25% of average daily net assets for Class A for each of Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, and Growth Fund and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                  Class A      Class B     Class C     Class H
-----------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 216,531     $5,754      $1,068      $ 15,927
Value Fund...................................       60,004        316          76         1,598
Growth & Income Fund.........................       53,961        158          80         1,752
Capital Fund.................................      216,994      5,643         163        13,128
Fiduciary Fund...............................       67,964        830          18         5,002
Growth Fund..................................      690,733      7,535         420        40,914
Capital Appreciation Portfolio...............      249,932      5,616         448        15,989

   For the period ended February 28, 1997, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

                                                  Amount
---------------------------------------------------------
Asset Allocation Portfolio...................    $  2,182
Value Fund...................................       2,479
Growth & Income Fund.........................       1,964
Capital Fund.................................       6,135
Fiduciary Fund...............................       5,951
Growth Fund..................................      23,156
Capital Appreciation Portfolio...............       1,984

3. FUND MERGER: Effective with the close of business on March 1, 1996 the Special Portfolios, Inc.-- Stock Portfolio was merged into Fortis Growth Fund as Class Z. The merger was approved by the shareholders of the Stock Portfolio on February 9, 1996. Fortis Growth Fund is the surviving entity for financial reporting and income tax purposes. The merger was accomplished by a tax-free exchange of ; net assets of Stock Portfolio on March 1, 1996, of $95,284,425, Stock Portfolio shares exchanged of 2,526,771 with shares issued by Fortis Growth Z of 3,014,406; Stock Portfolio's net assets at March 1, 1996 included unrealized appreciation of $35,128,823 and capital stock of $60,155,602. There were no net assets of Fortis Growth Fund -- Class Z prior to this merger.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios was as follows:

                                                              Class A
                                --------------------------------------------------------------------
                                      Year Ended August 31           For the Year Ended October 31,
                                ---------------------------------   --------------------------------
ASSET ALLOCATION PORTFOLIO        1997        1996        1995+       1994        1993        1992
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $   16.48   $   16.52   $   14.44   $   15.43   $   14.00   $  13.34
                                ---------   ---------   ---------   ---------   ---------   --------
Operations:
  Investment income - net.....        .19         .47         .43         .37         .42        .53
  Net realized and unrealized
    gain (loss) on
    investments...............       1.65         .29        2.14        (.31)       1.52        .96
                                ---------   ---------   ---------   ---------   ---------   --------
Total from operations.........       1.84         .76        2.57         .06        1.94       1.49
                                ---------   ---------   ---------   ---------   ---------   --------
Distributions to shareholders:
  From investment income -
    net.......................       (.23)       (.47)       (.40)       (.33)       (.51)      (.82)
  From net realized gains.....       (.95)       (.32)       (.09)       (.72)         --         --
  Excess distributions of net
    realized gains............         --        (.01)         --          --          --       (.01)
                                ---------   ---------   ---------   ---------   ---------   --------
Total distributions to
 shareholders.................      (1.18)       (.80)       (.49)      (1.05)       (.51)      (.83)
                                ---------   ---------   ---------   ---------   ---------   --------
Net asset value, end of
 period.......................  $   17.14   $   16.48   $   16.52   $   14.44   $   15.43   $  14.00
                                ---------   ---------   ---------   ---------   ---------   --------
Total return @................      11.39%       4.73%      18.25%        .48%      14.20%     11.55%
Net assets end of period (000s
  omitted)....................  $ 147,911   $ 136,656   $ 132,939   $ 119,395   $ 108,488   $ 89,674
Ratio of expenses to average
  daily net assets............       1.47%*      1.50%       1.57%*      1.55%       1.58%      1.58%
Ratio of net investment income
  to average daily net
  assets......................       2.23%*      2.85%       3.31%*      2.60%       2.90%      4.05%
Portfolio turnover rate.......         53%         89%         94%         94%        103%        45%
Average Commission Paid.......  $  0.0749   $  0.0743   $      --   $      --   $      --   $     --

                                            Class B                          Class C                          Class H
                                -------------------------------   ------------------------------   ------------------------------
ASSET ALLOCATION PORTFOLIO       1997***      1996      1995**    1997***      1996      1995**    1997***      1996      1995**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $  16.40    $  16.46   $  14.27   $ 16.35    $  16.41   $  14.27   $ 16.39    $  16.44   $  14.27
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net.....       .14         .37        .39       .15         .37        .39       .15         .38        .39
  Net realized and unrealized
    gain (loss) on
    investments...............      1.65         .29       2.26      1.63         .29       2.21      1.64         .29       2.24
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Total from operations.........      1.79         .65       2.65      1.78         .66       2.60      1.79         .67       2.63
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income -
    net.......................      (.19)       (.39)      (.37)     (.19)       (.39)      (.37)     (.19)       (.39)      (.37)
  From net realized gains.....      (.95)       (.32)      (.09)     (.95)       (.32)      (.09)     (.95)       (.32)      (.09)
  Excess distributions of net
    realized gains............        --        (.01)        --        --        (.01)        --        --        (.01)        --
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Total distributions to
 shareholders.................     (1.14)       (.72)      (.46)    (1.14)       (.72)      (.46)    (1.14)       (.72)      (.46)
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of
 period.......................  $  17.05    $  16.40   $  16.46   $ 16.99    $  16.35   $  16.41   $ 17.04    $  16.39   $  16.44
                                ---------   --------   --------   --------   --------   --------   --------   --------   --------
Total return @................     11.11%       4.12%     19.00%    11.08%       4.13%     18.64%    11.12%       4.19%     18.86%
Net assets end of period (000s
  omitted)....................  $  5,856    $  4,411   $    692   $ 3,557    $  2,641   $    777   $13,905    $ 10,904   $  4,676
Ratio of expenses to average
  daily net assets............      2.02%*      2.05%      2.12%*    2.02%*      2.05%      2.12%*    2.02%*      2.05%      2.12%*
Ratio of net investment income
  to average daily net
  assets......................      1.67%*      2.34%      2.51%*    1.67%*      2.33%      2.52%*    1.68%*      2.32%      2.54%*
Portfolio turnover rate.......        53%         89%        94%       53%         89%        94%       53%         89%        94%
Average Commission Paid{.:}...  $ 0.0749    $ 0.0743   $     --   $0.0749    $ 0.0743   $     --   $0.0749    $ 0.0743   $     --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
***    Six-month period ended February 28, 1997.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+      Ten-month period ended August 31, 1995.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                       Class A                 Class B                 Class C                 Class H
                                ---------------------   ---------------------   ---------------------   ---------------------
                                                                    Year Ended August 31
                                ---------------------------------------------------------------------------------------------
VALUE FUND                       1997***     1996**      1997***     1996**      1997***     1996**      1997***     1996**
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $  10.75    $   10.00   $  10.70    $   10.00   $  10.70    $   10.00   $  10.70    $   10.00
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Operations:
  Investment income - net.....       .05          .05        .01           --        .01           --        .01           --
  Net realized and unrealized
    gain (loss) on
    investments...............      1.73          .70       1.73          .70       1.73          .70       1.73          .70
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total from operations.........      1.78          .75       1.74          .70       1.74          .70       1.74          .70
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From investment income -
    net.......................      (.06)          --       (.03)          --       (.03)          --       (.03)          --
  From net realized gains.....      (.21)          --       (.21)          --       (.21)          --       (.21)          --
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total distributions to
 shareholders.................      (.27)          --       (.24)          --       (.24)          --       (.24)          --
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period.......................  $  12.26    $   10.75   $  12.20    $   10.70   $  12.20    $   10.70   $  12.20    $   10.70
                                ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total return@.................     16.76%        7.50%     16.40%        7.00%     16.40%        7.00%     16.40%        7.00%
Net assets end of period (000s
  omitted)....................  $ 15,029    $   9,847   $  1,434    $     642   $    532    $     223   $  2,897    $   1,605
Ratio of expenses to average
  daily net assets............      1.47%*       1.65%*     2.22%*       2.40%*     2.22%*       2.40%*     2.22%*       2.40%*
Ratio of net investment income
  to average daily net
  assets......................       .85%*        .75%*      .11%*         --%*      .11%*         --%*      .11%*         --%*
Portfolio turnover rate.......        67%          41%        67%          41%        67%          41%        67%          41%
Average commission rate
  paid{.:}....................  $ 0.0667    $  0.0521   $ 0.0667    $  0.0521   $ 0.0667    $  0.0521   $ 0.0667    $  0.0521

*      Annualized.
** For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
***    Six-month period ended February 28, 1997.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

                                 Class A                  Class B                    Class C                     Class H
                           -------------------     ---------------------     -----------------------     -----------------------
                                                                   Year Ended August 31
                           -----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND       1997***     1996*       1997***       1996*        1997***        1996*        1997***        1996*
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....  $ 10.35    $  10.00     $ 10.32      $  10.00     $ 10.33        $  10.00     $ 10.33        $  10.00
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Operations:
  Investment income -
    net..................      .07         .07         .03           .04         .03             .04         .03             .04
  Net realized and
    unrealized gain
    (loss) on
    investments..........     1.81         .34        1.82           .32        1.82             .33        1.82             .33
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Total from operations....     1.88         .41        1.85           .36        1.85             .37        1.85             .37
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Distributions to
  shareholders:
  From investment income
    - net................     (.05)       (.06)       (.02)         (.04)       (.02)           (.04)       (.02)           (.04)
  From net realized
    gains................     (.10)         --        (.10)           --        (.10)             --        (.10)             --
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Total distributions to
 shareholders............     (.15)       (.06)       (.04)         (.04)       (.04)           (.04)       (.04)           (.04)
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Net asset value, end of
 period..................  $ 12.09    $  10.35     $ 12.05      $  10.32     $ 12.06        $  10.33     $ 12.06        $  10.33
                           --------   --------     --------     --------     ----------     --------     ----------     --------
Total return@............    18.44%       4.11%      18.04%         3.55%      18.03%           3.65%      18.03%           3.65%
Net assets end of period
  (000s omitted).........  $ 6,804    $  3,117     $ 1,161      $    508     $   732        $    302     $ 2,793        $  1,286
Ratio of expenses to
  average daily net
  assets.................     1.71%**     2.33%**     2.46%**       3.08%**     2.46%**         3.08%**     2.46%**         3.08%
Ratio of net investment
  income to average daily
  net assets.............     1.39%**     1.16%**      .65%**        .35%**      .66%**          .54%**      .65%**          .44%
Portfolio turnover
  rate...................       11%          5%         11%            5%         11%              5%         11%              5%
Average commission rate
  paid{.:}...............  $0.0587    $ 0.0597     $0.0587      $ 0.0597     $0.0587        $ 0.0597     $0.0587        $ 0.0597

* For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
**     Annualized.
***    Six-month period ended February 28, 1997.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                            Class A
                            -----------------------------------------------------------------------
                                                     Year Ended August 31
                            -----------------------------------------------------------------------
CAPITAL FUND                  1997        1996        1995          1994        1993        1992
---------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period...............  $   21.89   $   21.22   $   18.36     $   18.12   $   17.86   $   16.50
                            ---------   ---------   ---------     ---------   ---------   ---------
Operations:
  Investment income -
    net...................       (.04)        .04         .08           .07         .14         .13
  Net realized and
    unrealized gain (loss)
    on investments........       2.92         .67        3.62          1.73        1.25        1.63
                            ---------   ---------   ---------     ---------   ---------   ---------
Total from operations.....       2.88         .71        3.70          1.80        1.39        1.76
                            ---------   ---------   ---------     ---------   ---------   ---------
Distributions to
  shareholders:
  From investment income -
    net...................       (.01)       (.04)       (.08)         (.12)       (.09)       (.11)
  From net realized
    gains.................      (2.73)         --        (.76)        (1.44)      (1.04)       (.29)
                            ---------   ---------   ---------     ---------   ---------   ---------
Total distributions to
 shareholders.............      (2.74)       (.04)       (.84)        (1.56)      (1.13)       (.40)
                            ---------   ---------   ---------     ---------   ---------   ---------
Net asset value, end of
 period...................  $   22.03   $   21.89   $   21.22     $   18.36   $   18.12   $   17.86
                            ---------   ---------   ---------     ---------   ---------   ---------
Total return..............      13.46%       3.36%      21.49%        10.56%       7.88%      10.77%
Net assets end of period
  (000s omitted)..........  $ 301,175   $ 277,587   $ 291,263     $ 245,776   $ 246,369   $ 223,865
Ratio of expenses to
  average daily net
  assets..................       1.17%*      1.21%       1.24%         1.21%       1.22%       1.23%
Ratio of net investment
  income to average daily
  net assets..............       (.39%)*       .17%       .42%          .41%        .77%        .72%
Portfolio turnover rate...         23%         28%         14%           41%         68%         18%
Average Commission Paid...  $  0.0720   $  0.0718   $      --     $      --   $      --   $      --

                                       Class B                           Class C                           Class H
                            ------------------------------   -------------------------------    ------------------------------
CAPITAL FUND                1997***      1996      1995**    1997***       1996      1995**     1997***      1996      1995**
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period...............  $ 21.69    $  21.14   $  18.35   $ 21.68     $  21.13   $  18.35    $ 21.69    $  21.14   $  18.35
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Operations:
  Investment income -
    net...................     (.09)       (.12)        --      (.09)        (.12)        --       (.09)       (.12)        --
  Net realized and
    unrealized gain (loss)
    on investments........     2.86         .67       3.58      2.86          .67       3.57       2.86         .67       3.58
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Total from operations.....     2.77         .55       3.58      2.77          .55       3.57       2.77         .55       3.58
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Distributions to
  shareholders:
  From investment income -
    net...................       --          --       (.03)       --           --       (.03)        --          --       (.03)
  From net realized
    gains.................    (2.73)         --       (.76)    (2.73)          --       (.76)     (2.73)         --       (.76)
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Total distributions to
 shareholders.............    (2.73)         --       (.79)    (2.73)          --       (.79)     (2.73)         --       (.79)
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Net asset value, end of
 period...................  $ 21.73    $  21.69   $  21.14   $ 21.72     $  21.68   $  21.13    $ 21.73    $  21.69   $  21.14
                            --------   --------   --------   --------    --------   --------    --------   --------   --------
Total return@.............    13.05%       2.60%     20.74%    13.06%        2.60%     20.68%     13.06%       2.60%     20.74%
Net assets end of period
  (000s omitted)..........  $ 5,476    $  4,097   $  1,527   $ 1,138     $    824   $    344    $10,618    $  8,052   $  4,052
Ratio of expenses to
  average daily net
  assets..................     1.92%*      1.96%      1.99%*    1.92%*       1.96%      1.99%*     1.92%*      1.96%      1.99%*
Ratio of net investment
  income to average daily
  net assets..............    (1.16%)*     (.60%)     (.36%)*   (1.18%)*     (.60%)     (.36%)*   (1.15%)*     (.60%)     (.37%)*
Portfolio turnover rate...       23%         28%        14%       23%          28%        14%        23%         28%        14%
Average Commission
  Paid{.:}................  $0.0720    $ 0.0718   $     --   $0.0720     $ 0.0718   $     --    $0.0720    $ 0.0718   $     --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
***    Six-month period ended February 28, 1997.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                  Class A
                      ---------------------------------------------------------------
                                           Year Ended August 31
                      ---------------------------------------------------------------
FIDUCIARY FUND, INC.    1997       1996       1995       1994       1993       1992
-------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period............  $  36.75   $  35.54   $  30.23   $  30.07   $  28.74   $  26.77
                      --------   --------   --------   --------   --------   --------
Operations:
  Investment income
    - net...........      (.15)      (.03)      (.16)      (.14)      (.09)       .04
  Net realized and
    unrealized gain
    (loss) on
    investments.....      4.84       1.50       6.68       2.99       3.11       2.68
                      --------   --------   --------   --------   --------   --------
Total from
 operations.........      4.69       1.47       6.52       2.85       3.02       2.72
                      --------   --------   --------   --------   --------   --------
Distributions to
  shareholders:
  From investment
    income - net....        --         --         --         --         --       (.11)
  From net realized
    gains...........     (2.88)      (.26)     (1.21)     (2.69)     (1.69)      (.64)
                      --------   --------   --------   --------   --------   --------
Total distributions
 to shareholders....     (2.88)      (.26)     (1.21)     (2.69)     (1.69)      (.75)
                      --------   --------   --------   --------   --------   --------
Net asset value, end
 of period..........  $  38.56   $  36.75   $  35.54   $  30.23   $  30.07   $  28.74
                      --------   --------   --------   --------   --------   --------
Total return........     12.86%      4.18%     22.71%     10.17%     10.58%     10.28%
Net assets end of
  period (000s
  omitted)..........  $ 72,986   $ 65,641   $ 63,195   $ 48,833   $ 47,543   $ 43,504
Ratio of expenses to
  average daily net
  assets............      1.41%*     1.42%      1.62%      1.45%      1.45%      1.47%
Ratio of net
  investment income
  to average daily
  net assets........      (.80%)*     (.07%)     (.53%)     (.45%)     (.31%)      .14%
Portfolio turnover
  rate..............        22%        30%        12%        25%        53%        26%
Average Commission
  Paid..............  $ 0.0711   $ 0.0715   $     --   $     --   $     --   $     --

                                  Class B                             Class C                              Class H
                      -------------------------------     --------------------------------     --------------------------------
FIDUCIARY FUND, INC.  1997***       1996      1995*       1997***        1996      1995*       1997***        1996      1995*
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period............  $ 36.26     $  35.35   $  30.15     $ 36.32      $  35.40   $  30.15     $ 36.26      $  35.35   $  30.15
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Operations:
  Investment income
    - net...........     (.35)        (.33)      (.13)       (.40)         (.32)      (.12)       (.35)         (.33)      (.17)
  Net realized and
    unrealized gain
    (loss) on
    investments.....     4.84         1.50       6.54        4.84          1.50       6.58        4.84          1.50       6.58
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Total from
 operations.........     4.49         1.17       6.41        4.44          1.18       6.46        4.49          1.17       6.41
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Distributions to
  shareholders:
  From net realized
    gains...........    (2.88)        (.26)     (1.21)      (2.88)         (.26)     (1.21)      (2.88)         (.26)     (1.21)
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Total distributions
 to shareholders....    (2.88)        (.26)     (1.21)      (2.88)         (.26)     (1.21)      (2.88)         (.26)     (1.21)
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Net asset value, end
 of period..........  $ 37.87     $  36.26   $  35.35     $ 37.88      $  36.32   $  35.40     $ 37.87      $  36.26   $  35.35
                      --------    --------   --------     --------     --------   --------     --------     --------   --------
Total return@.......    12.48%        3.35%     22.38%      12.31%         3.38%     22.55%      12.48%         3.35%     22.38%
Net assets end of
  period (000s
  omitted)..........  $ 1,999     $  1,360   $    473     $   560      $    491   $    272     $ 4,395      $  3,164   $  1,481
Ratio of expenses to
  average daily net
  assets............     2.16%**      2.17%      2.37%**     2.16%**       2.17%      2.37%**     2.16%**       2.17%      2.37%*
Ratio of net
  investment income
  to average daily
  net assets........    (1.56%)**     (.78%)    (1.31%)**   (1.55%)**      (.82%)    (1.31%)**   (1.56%)**      (.80%)    (1.29%)*
Portfolio turnover
  rate..............       22%          30%        12%         22%           30%        12%         22%           30%        12%
Average Commission
  Paid{.:}..........  $0.0711     $ 0.0715   $     --     $0.0711      $ 0.0715   $     --     $0.0711      $ 0.0715   $     --

* For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
**     Annualized.
***    Six-month period ended February 28, 1997.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                          Class A
                           ---------------------------------------------------------------------
                                                   Year Ended August 31                                       Class B
                           ---------------------------------------------------------------------   ------------------------------
GROWTH FUND                1997****      1996        1995        1994        1993        1992        1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....  $  32.14    $   32.66   $   26.25   $   29.09   $   24.31   $   24.40   $  31.75   $  32.48   $  25.85
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Operations:
  Investment income -
    net..................      (.10)        (.11)       (.04)       (.10)       (.06)        .05       (.27)      (.32)      (.13)
  Net realized and
    unrealized gain
    (loss) on
    investments..........      3.22         1.30        6.95        (.88)       5.52        1.16       3.22       1.30       7.26
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Total from operations....      3.12         1.19        6.91        (.98)       5.46        1.21       2.95        .98       7.13
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Distributions to
  shareholders:
  From investment income
    - net................        --           --          --          --        (.04)       (.02)        --         --         --
  From net realized
    gains................     (3.07)       (1.71)       (.50)      (1.86)       (.64)      (1.28)     (3.07)     (1.71)      (.50)
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Total distributions to
 shareholders............     (3.07)       (1.71)       (.50)      (1.86)       (.68)      (1.30)     (3.07)     (1.71)      (.50)
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Net asset value, end of
 period..................  $  32.19    $   32.14   $   32.66   $   26.25   $   29.09   $   24.31   $  31.63   $  31.75   $  32.48
                           ---------   ---------   ---------   ---------   ---------   ---------   --------   --------   --------
Total return.............      9.55%        4.09%      26.92%      (3.77%)     22.69%       4.72%      9.11%      3.45%     28.17%
Net assets end of period
  (000s omitted).........  $679,453    $ 641,061   $ 670,753   $ 558,589   $ 585,117   $ 473,258   $  9,408   $  6,710   $  2,179
Ratio of expenses to
  average daily net
  assets.................      1.06%*       1.09%       1.13%       1.09%       1.10%       1.13%      1.81%      1.84%      1.88%*
Ratio of net investment
  income to average daily
  net assets.............      (.59%)*      (.33%)      (.13%)      (.36%)      (.20%)       .24%     (1.34%)    (1.07%)    (1.09%)*
Portfolio turnover
  rate...................        17%          32%         27%         23%         49%         33%        17%        32%        27%
Average Commission
  Paid...................  $ 0.0680    $  0.0709   $      --   $      --   $      --   $      --   $ 0.0680   $ 0.0709   $     --

                                      Class C                           Class H                       Class Z
                           ------------------------------   --------------------------------   ----------------------
GROWTH FUND                1997****     1996      1995**    1997****     1996        1995**    1997****      1996***
---------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....  $ 31.75    $  32.49   $  25.85   $ 31.75    $  32.49     $  25.85   $  32.18      $ 31.61
                           --------   --------   --------   --------   --------     --------   ---------     --------
Operations:
  Investment income -
    net..................     (.27)       (.33)      (.10)     (.27)       (.33)        (.11)      (.06)          --
  Net realized and
    unrealized gain
    (loss) on
    investments..........     3.22        1.30       7.24      3.22        1.30         7.25       3.22          .57
                           --------   --------   --------   --------   --------     --------   ---------     --------
Total from operations....     2.95         .97       7.14      2.95         .97         7.14       3.16          .57
                           --------   --------   --------   --------   --------     --------   ---------     --------
Distributions to
  shareholders:
  From net realized
    gains................    (3.07)      (1.71)      (.50)    (3.07)      (1.71)        (.50)     (3.07)          --
                           --------   --------   --------   --------   --------     --------   ---------     --------
Total distributions to
 shareholders............    (3.07)      (1.71)      (.50)    (3.07)      (1.71)        (.50)     (3.07)          --
                           --------   --------   --------   --------   --------     --------   ---------     --------
Net asset value, end of
 period..................  $ 31.63    $  31.75   $  32.49   $ 31.63    $  31.75     $  32.49   $  32.27      $ 32.18
                           --------   --------   --------   --------   --------     --------   ---------     --------
Total return@............     9.11%       3.41%     28.21%     9.11%       3.41%       28.21%      9.66%        1.80%
Net assets end of period
  (000s omitted).........  $ 1,730    $  1,077   $    264   $26,904    $ 21,176     $  6,867   $102,037      $93,006
Ratio of expenses to
  average daily net
  assets.................     1.81%       1.84%      1.88%*    1.81%       1.84%*       1.88%*      .81%*        .84%*
Ratio of net investment
  income to average daily
  net assets.............    (1.34%)     (1.07%)    (1.10%)*   (1.34%)    (1.07%)*     (1.10%)*     (.34%)*      .01%*
Portfolio turnover
  rate...................       17%         32%        27%       17%         32%          27%        17%          32%
Average Commission
  Paid{.:}...............  $0.0680    $ 0.0709   $     --   $0.0680    $ 0.0709     $     --   $ 0.0680      $0.0709

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*      Annualized.
**     For the period from November 14, 1994 to August 1995.
*** For the period from March 1, 1996 (commencement of operations) to August 31, 1996.
****   Six-month period ended February 28, 1997.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                       Class A
                           ----------------------------------------------------------------
                                Year Ended August 31         For the Year Ended October 31,
CAPITAL APPRECIATION       -------------------------------   ------------------------------
PORTFOLIO                  1997***      1996       1995+       1994       1993       1992
-------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....  $ 34.76    $   30.67   $  23.05   $  27.38   $  19.85   $  19.80
                           --------   ---------   --------   --------   --------   --------
Operations:
  Investment income -
    net..................     (.16)        (.29)      (.17)      (.12)      (.30)      (.17)
  Net realized and
    unrealized gain
    (loss) on
    investments..........    (5.74)        4.61       7.79      (2.45)      7.83        .22
                           --------   ---------   --------   --------   --------   --------
Total from operations....    (5.90)        4.32       7.62      (2.57)      7.53        .05
                           --------   ---------   --------   --------   --------   --------
Distributions to
  shareholders:
  From net realized
    gains................    (1.45)        (.23)        --      (1.76)        --         --
                           --------   ---------   --------   --------   --------   --------
Net asset value, end of
 period..................  $ 27.41    $   34.76   $  30.67   $  23.05   $  27.38   $  19.85
                           --------   ---------   --------   --------   --------   --------
Total return.............   (17.49%)      14.21%     33.06%     (9.56%)    37.93%       .25%
Net assets end of period
  (000s omitted).........  $94,392    $ 114,310   $ 90,918   $ 68,352   $ 58,434   $ 43,207
Ratio of expenses to
  average daily net
  assets.................     1.51%*       1.56%      1.69%*     1.62%      1.62%      1.68%
Ratio of net investment
  income to average daily
  net assets.............     (.97%)*      (.96%)     (.82%)*     (.61%)    (1.23%)     (.88%)
Portfolio turnover
  rate...................       11%          34%        21%        36%        60%        43%
Average Commission
  Paid...................  $0.0605    $  0.0691   $     --   $     --   $     --   $     --

                                      Class B                            Class C                           Class H
CAPITAL APPRECIATION       ------------------------------     ------------------------------    ------------------------------
PORTFOLIO                  1997***      1996      1995**      1997***      1996      1995**     1997***      1996      1995**
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....  $ 34.46    $  30.57   $  22.45     $ 34.48    $  30.58   $  22.45    $ 34.48    $  30.58   $  22.45
                           --------   --------   --------     --------   --------   --------    --------   --------   --------
Operations:
  Investment income -
    net..................     (.23)       (.49)      (.35)       (.23)       (.48)      (.36)      (.23)       (.48)      (.36)
  Net realized and
    unrealized gain
    (loss) on
    investments..........    (5.69)       4.61       8.47       (5.69)       4.61       8.49      (5.69)       4.61       8.49
                           --------   --------   --------     --------   --------   --------    --------   --------   --------
Total from operations....    (5.92)       4.12       8.12       (5.92)       4.13       8.13      (5.92)       4.13       8.13
                           --------   --------   --------     --------   --------   --------    --------   --------   --------
Distributions to
  shareholders:
  From net realized
    gains................    (1.45)       (.23)        --       (1.45)       (.23)        --      (1.45)       (.23)        --
                           --------   --------   --------     --------   --------   --------    --------   --------   --------
Net asset value, end of
 period..................  $ 27.09    $  34.46   $  30.57     $ 27.11    $  34.48   $  30.58    $ 27.11    $  34.48   $  30.58
                           --------   --------   --------     --------   --------   --------    --------   --------   --------
Total return@............   (17.71%)     13.60%     36.17%     (17.70%)     13.62%     36.21%    (17.70%)     13.62%     36.21%
Net assets end of period
  (000s omitted).........  $ 4,935    $  4,522   $    841     $ 1,231    $  1,004   $    227    $10,025    $  9,575   $  2,115
Ratio of expenses to
  average daily net
  assets.................     2.06%*      2.11%      2.24%*      2.06%*      2.11%      2.24%*     2.06%*      2.11%      2.24%*
Ratio of net investment
  income to average daily
  net assets.............    (1.53%)*    (1.47%)    (1.61%)*    (1.54%)*    (1.46%)    (1.62%)*   (1.52%)*    (1.46%)    (1.62%)*
Portfolio turnover
  rate...................       11%         34%        21%         11%         34%        21%        11%         34%        21%
Average Commission
  Paid{.:}...............  $0.0605    $ 0.0691   $     --     $0.0605    $ 0.0691   $     --    $0.0605    $ 0.0691   $     --

*      Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
***    Six-month period ended February 28, 1997.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+      Ten-month period ended August 31, 1995.
{.:} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, HAVERFORD COLLEGE.
                                           PRIOR TO JULY 1996, PRESIDENT
                                           MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       Norwest Bank Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE MINNESOTA
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

Fortis Financial Group


Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and market influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.


[PHOTO]


Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.


For more information, call your investment representative or Fortis at
(800) 800-2638.


[LOGO]                                                        ---------------
FORTIS FINANCIAL GROUP                                          Bulk Rate
P.O BOX 64284                                                 U.S. Postage
ST. PAUL, MN 55164                                            Permit No. 3794
                                                              Minneapolis, MN
FORTIS STOCK FUNDS                                            ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

[LOGO] and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.


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